As filed with the Securities and Exchange Commission on March 10, 2000

                                            Securities Act File No. 333-
                                    Investment Company Act File No. 811-08797
==============================================================================

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549


                           FORM  N-1A
    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [x]
                  Pre-Effective Amendment No.                   [ ]
                  Post-Effective Amendment No.                  [ ]
                             and/or
                REGISTRATION STATEMENT UNDER THE                [ ]
                INVESTMENT COMPANY ACT OF 1940                  [x]
                        Amendment No. 19
                (Check appropriate box or boxes)

                   --------------------------

                   MERCURY SELECT GROWTH FUND
              of Mercury Asset Management Funds, Inc.
          (Exact name of Registrant as specified in charter)
          800 Scudders Mill Road, Plainsboro, New Jersey 08536
                (Address of Principal Executive Offices)
     Registrant's Telephone Number, Including Area Code: (888) 763-2260

                           JEFFREY M. PEEK
                            P.O. BOX 9011
                   Princeton, New Jersey 08543-9011
                (Name and Address of Agent for Service)

                              Copies to:

    Counsel for the Fund:
   JOEL H. GOLDBERG, Esq.                        ROBERT E. PUTNEY, III, Esq.
Swidler Berlin Shereff Friedman, LLP   and            P.O. Box 9011
    The Chrysler Building                     Princeton, New Jersey 08543-9011
     405 Lexington Avenue
   New York, New York 10174


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

                           --------------------------

Title of Securities
Being Registered.......... Shares of Common Stock (par value $.0001 per share)


Mercury Asset Management Master Trust has also executed this Registration Statement.

 THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH
SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID
SECTION 8(a), MAY DETERMINE.

==============================================================================

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                   MERCURY SELECT GROWTH FUND
            OF MERCURY ASSET MANAGEMENT FUNDS, INC.



Prospectus
            , 2000           [GRAPHIC]

















THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE INVESTING, INCLUDING INFORMATION ABOUT RISKS. PLEASE READ IT BEFORE YOU INVEST AND KEEP IT FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                                            MERCURY
                                                            ASSET MANAGEMENT

TABLE OF CONTENTS

                                                           PAGE


Fund Facts . . . . . . . . . . . . . . . . . . . . . . . . . . .2
     ABOUT THE MERCURY SELECT GROWTH FUND. . . . . . . . . . . .2
     FEES AND EXPENSES . . . . . . . . . . . . . . . . . . . . .4

About the Details. . . . . . . . . . . . . . . . . . . . . . . .6
     HOW THE FUND INVESTS  . . . . . . . . . . . . . . . . . . .6
     INVESTMENT RISKS. . . . . . . . . . . . . . . . . . . . . .7

Account Choices. . . . . . . . . . . . . . . . . . . . . . . . .9
     PRICING OF SHARES . . . . . . . . . . . . . . . . . . . . .9
     HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES. . . . . . 13
     HOW SHARES ARE PRICED . . . . . . . . . . . . . . . . . . 17
     FEE-BASED PROGRAMS. . . . . . . . . . . . . . . . . . . . 17
     DIVIDENDS AND TAXES . . . . . . . . . . . . . . . . . . . 17

The Management Team. . . . . . . . . . . . . . . . . . . . . . 19
     MANAGEMENT OF THE FUND. . . . . . . . . . . . . . . . . . 19
     MASTER/FEEDER STRUCTURE . . . . . . . . . . . . . . . . . 20
     FINANCIAL HIGHLIGHTS. . . . . . . . . . . . . . . . . . . 21

To Learn More. . . . . . . . . . . . . . . . . . . . . . . . . 23
     SHAREHOLDER REPORTS . . . . . . . . . . . . . . . . . . . 23
     STATEMENT OF ADDITIONAL INFORMATION . . . . . . . . . . . 23

FUND FACTS

In an effort to help you better
understand the many concepts
involved in making an investment
decision, we have defined the
highlighted terms in this Prospectus in
the sidebar.


Very Large Cap Companies -
companies whose total market
capitalization is at least $10 billion.

Common Stock -  shares of ownership of
a corporation.

Preferred Stock - class of capital stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets.

Warrants - the right to buy a quantity of stock. The warrant specifies the amount of underlying stock, the purchase ("or exercise") price, and the date the warrant expires. The Fund has no obligation to exercise the warrant and buy the stock.

Rights to Purchase Common or
Preferred Stock - instruments giving
existing shareholders of a corporation
the right, but not the obligation, to buy shares of the corporation at a given price, usually below the market price, during a specified period.

ABOUT THE MERCURY SELECT GROWTH FUND
------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The investment objective of the Fund is to seek capital appreciation. In other words, the Fund tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a diversified portfolio of common stocks and other equity securities of VERY LARGE CAP COMPANIES that are traded in the U.S. securities markets that Fund management believes have strong earnings growth potential. The Fund may also purchase securities of smaller companies that management believes offer growth potential. A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than a company with slower earnings growth. The Fund's evaluation of the prospects for a company's industry or market sector is an important factor in evaluating a particular company's earnings prospects. The Fund may purchase COMMON STOCK, PREFERRED STOCK, WARRANTS, RIGHTS TO PURCHASE COMMON OR PREFERRED STOCKS and other instruments.

The Fund's subadviser believes earnings expectations drive stock prices. The Fund seeks to invest in companies with strong earnings dynamics, and to sell those with deteriorating earnings prospects. The Fund's subadviser believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. Therefore, the Fund attempts to keep the portfolio fully invested under normal conditions and to maintain sector weightings that are diversified against those of a benchmark index. This allows the Fund management's stock selection process to be the primary determinant of performance.

The Fund invests all of its assets in a Portfolio of Mercury Asset Management Master Trust that has the same goals as the Fund. All investments will be made at the level of the Portfolio. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the underlying Portfolio it invests in. For simplicity, this Prospectus uses the term "Fund" to include the underlying Portfolio in which the Fund invests.

We cannot guarantee that the Fund will achieve its objective.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

As with any equity fund, the value of the Fund's investments   therefore, the
value of Fund shares   may go up or down.  These changes in the Fund's
investments may occur because the U.S. stock market is rising or falling. At other times, there are specific factors that may affect the value of a particular investment. The Fund is also subject to the risk that the stocks the Fund's subadviser selects will underperform the stock markets or other funds with similar investment objectives and investment strategies. If the value of the Fund's investments goes down, you may lose money. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHO SHOULD INVEST?

The Fund may be an appropriate investment for you if you:

- Are seeking long-term growth of capital and can withstand the share price volatility of equity investing.
-   Want a professionally managed and diversified portfolio.
-   Are prepared to receive taxable short-term capital gains.
-   Are not looking for current income.

WHAT IS AN INDEX?

An index measures the market
price of a specific group of
securities in a particular market of
securities in a market sector. You
cannot invest directly in an index.
An index does not have an
investment adviser and does not
pay any commissions or expenses.
If an index had expenses, its
performance would be lower. The
Russell Top 200 Growth Index is a
widely-recognized, capitalization-
weighted (companies with larger
market capitalizations have more
influence than those with smaller
market capitalization) index of the
200 largest U.S. companies with
higher growth rates and price-to-
book ratios.  The S&P 500 Index is
a widely-recognized, market value-
weighted index of 500 stocks
designed to mimic the overall
equity market's industry
weightings.


PERFORMANCE INFORMATION

From its inception on February 1, 1997 to _______, 2000, the Fund operated as the Turner Large Cap Growth Equity Fund, a portfolio of the TIP Funds, whose investment adviser is currently the Fund's subadviser.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I shares from year to year for its first two complete calendar years. Prior to __________, 2000, the Class I shares were shares of the Turner Large Cap Growth Equity Fund.

                    45.22%                    55.71%
                     1998                     1999*


                BEST QUARTER             WORST QUARTER
                     41.30%                  (8.19)%
                  (12/31/99)               (9/30/98)

* For its services to the Fund as it was operated during fiscal year ending May 31, 1999, the Subadviser received no advisory fees, and waived/reimbursed expenses of [0.66]%. For fiscal year 1999, the Subadviser earned ___% of the Fund's average daily net assets, but because of the waiver/reimbursement arrangements, no fee was paid. If the Subadviser had not waived its fee and reimbursed the Fund, the performance figures shown above would have been lower.

The table below compares the average annual total returns for the Fund's Class I shares for the periods ended December 31, 1999, to those of the Russell Top 200 Growth Index and the S&P 500 Index.

                                                       Since
                                                     Inception
                                            1 Year   (2/1/97)
                                           -------   ---------

Class I shares                 55.71%       44.24%
Russell Top 200 Growth Index   29.68%       33.65%
S&P 500 Index                  21.05%       25.83%

UNDERSTANDING EXPENSES

FUND INVESTORS PAY VARIOUS EXPENSES,
EITHER DIRECTLY OR INDIRECTLY.  LISTED
BELOW ARE SOME OF THE MAIN TYPES OF
EXPENSES, WHICH ALL MUTUAL FUNDS
MAY CHARGE:

EXPENSES PAID DIRECTLY BY THE
SHAREHOLDER:

SHAREHOLDER FEES -  These fees include
sales charges and redemption fees,
which you may pay when you buy or
sell shares of the Fund.

EXPENSES PAID INDIRECTLY BY THE
SHAREHOLDER:

ANNUAL FUND OPERATING EXPENSES -
expenses that cover the costs of
operating the Fund.

MANAGEMENT FEE -  a fee paid to the
Investment Adviser for managing the
Fund.

DISTRIBUTION FEES -  fees used to
support the Fund's marketing and
distribution efforts, such as
compensating financial consultants,
securities dealers and other financial
intermediaries, advertising and
promotion.

SERVICE (ACCOUNT MAINTENANCE) FEES -
fees used to compensate securities
dealers and other financial
intermediaries, dealers for personal
services to beneficial shareholders and
/or account maintenance activities.

FEES AND EXPENSES
-----------------

The Fund offers four different classes of shares. Although your money will be invested the same way no matter which class of shares you buy, there are differences among the fees and expenses associated with each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial consultant can help you with this decision.

This table shows the different fees and expenses that you may pay if you buy and hold the different classes of shares of the Fund. Future expenses may be greater or less than those indicated below.

Shareholder Fees
(fees paid directly from
 your investment)(a):            Class I   Class A   Class B(b)   Class C
----------------------------------------------------------------------------
Maximum Sales Charge (Load)
imposed on purchases (as a
percentage of offering price)   5.25%(c)  5.25%(c)    None         None
----------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of
original purchase price or
redemption proceeds, whichever
is lower)                        None(d)   None(d)   4.00%(c)     1.00%(c)
-----------------------------------------------------------------------------
Maximum Sales Charge (Load)
imposed on Dividend
Reinvestments                    None      None       None        None
-----------------------------------------------------------------------------
Redemption Fee                   None      None       None        None
-----------------------------------------------------------------------------
Exchange Fee                     None      None       None        None
-----------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES
THAT ARE DEDUCTED FROM THE FUND'S TOTAL ASSETS)(E):
-----------------------------------------------------------------------------
Management Fee(f)                0.50%     0.50%      0.50%        0.50%
-----------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees(g)                   None     0.35%      1.00%        1.00%
-----------------------------------------------------------------------------
Other Expenses (including
transfer agency fees)(h)         [     ]  [     ]    [     ]      [     ]
Administrative Fees(i)            0.25%     0.25%      0.25%        0.25%
-----------------------------------------------------------------------------
Total Other Expenses             [      ]  [     ]    [     ]      [     ]
-----------------------------------------------------------------------------
Total Annual Fund
Operating Expenses               [      ]  [     ]    [     ]      [     ]
-----------------------------------------------------------------------------
[Fee Waiver and/or Expense
 Reimbursement(j)]               [      ]  [     ]    [     ]      [     ]
[Net Total Operating Expenses(k)][      ]  [     ]    [     ]      [     ]
-----------------------------------------------------------------------------
(a) In addition, certain securities dealers or other financial intermediaries may charge a fee to process a purchase or sale of shares.
(b) Class B shares automatically convert to Class A shares about eight years after you buy them and will no longer be subject to distribution fees.
(c)  Some investors may qualify for reductions in the sales charge (load).
(d) You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year.
(e) The fees and expenses include the expenses of both the Fund and the Portfolio it invests in.
(f) Paid by the Portfolio. The Investment Adviser pays the Subadviser out of this fee. Prior to _____________, 2000, the Fund was managed solely by the current subadviser under a contract that provided for a fee of [___]%.. For the fiscal year ended May 31, 1999, the fee payable to the
     Subadviser from the Fund was equal to [     %].  [For the fiscal year
     ended May 31, 1999, the Fund reimbursed the Subadviser $_________ for these services.]

(g) The Fund calls the "Service Fee" an "Account Maintenance Fee." Account Maintenance Fee is the term used elsewhere in this Prospectus and in all other materials. If you hold Class B or C shares for a long time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you had bought one of the other classes. Class B and C shares pay a Distribution Fee of 0.75% and a Service (Account Maintenance) Fee of 0.25%. Class A shares are subject to Distribution and Account Maintenance Fees of 0.35%.
(h) [Based on estimated amounts for the current fiscal year ending May 31.] The Transfer Agent is an affiliate of the Investment Adviser. The Fund pays the Transfer Agent a fee for each shareholder account and reimburses it for out-of-pocket expenses. The fee ranges from $11.00 to $23.00 per account (depending on the level of services required), but is set at 0.10% for certain accounts that participate in certain fee-based programs. The Fund also pays a $0.20 monthly closed account charge, which is assessed upon all accounts that close during the calendar year.
    The fee begins the month following the month the account is closed and ends at the end of the calendar year. The Investment Adviser or its affiliate provides accounting services to the Portfolio at its cost.
(i) Paid by the Fund. The Administrator provides accounting services to the Fund at its cost.
(j) The Investment Adviser and the Administrator have entered into contractual arrangements with the Fund and the Portfolio to waive fees and/or reimburse expenses of either the Fund or the Portfolio, as necessary, to assure that annual net total operating expenses incurred by each class of the Fund will not exceed the following: Class I: 1.25%; Class A: 1.60%; Class B: 2.25%; and Class C:2.25%. These arrangements have a one-year term and are renewable.
(k) The net total operating expenses reflect expenses actually incurred during the Fund's fiscal year ended May 31, 1999 restated to reflect the contractual fee waiver and/or expense reimbursement currently in effect.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses if you did redeem your shares:
                ---

                        Class I      Class A      Class B       Class C
------------------------------------------------------------------------------
One Year             [         ]    [         ] [         ]    [         ]
------------------------------------------------------------------------------
Three Years          [         ]    [         ] [         ]    [         ]
-----------------------------------------------------------------------------
Five Years           [         ]    [         ] [         ]    [         ]
-----------------------------------------------------------------------------
Ten Years            [         ]    [         ] [         ]    [         ]
-----------------------------------------------------------------------------

Expenses if you did not redeem your shares:


                        Class I      Class A      Class B       Class C
------------------------------------------------------------------------------
One Year             [         ]    [         ] [         ]    [         ]
------------------------------------------------------------------------------
Three Years          [         ]    [         ] [         ]    [         ]
-----------------------------------------------------------------------------
Five Years           [         ]    [         ] [         ]    [         ]
-----------------------------------------------------------------------------
Ten Years            [         ]    [         ] [         ]    [         ]
----------------------------------------------------------------------------
* Assumes conversion to Class A shares approximately eight years after purchase. See note (b) to the Fees and Expenses table above.

ABOUT THE DETAILS

ABOUT THE PORTFOLIO MANAGEMENT TEAM -
The Fund is managed by a team of
investment professionals who participate in the team's research process and stock selection. The senior investment professionals in this group include Robert
Turner, John Hammerschmidt and Mark
Turner. Robert Turner, the lead manager of the Fund, is primarily responsible for the day-to-day management of the Fund's portfolio.

About the Investment Adviser and the
Subadviser -   Mercury Asset Management
US, a division of Fund Asset Management,
L.P., is the Fund's Investment Adviser.
Turner Investment Partners, Inc. is the Fund's
Subadviser.

American Depositary Receipts - securities typically issued by a U.S. financial institution called a depositary, that evidence ownership interests in a security or pool of securities issued by a foreign issuer and deposited with the depositary.


HOW THE FUND INVESTS
----------------------------------

The Fund's objective is capital appreciation. The Fund tries to achieve its objective by investing primarily in a diversified portfolio of common stocks and other equity securities of companies that are traded in the U.S. securities markets that, at the time of purchase, have market capitalizations of at least $10 billion and that the Fund's management believes to have strong earnings growth potential. The Fund seeks to purchase securities that are well diversified across economic sectors. The Russell Top 200 Growth Index is the Fund's current benchmark. Of course, there is no guarantee that the Fund will achieve its investment goal.

The Fund will, under normal circumstances, invest at least 65% of its total assets in equity securities of VERY LARGE CAP COMPANIES that are traded in the U.S. securities markets, including warrants and rights to purchase common and preferred stocks. The Fund may also invest any remaining assets in smaller capitalization companies that Fund management believes offer strong earnings growth potential.

The Fund generally invests no more than 2% of its assets in any single issue. However, if a security comprises between 1% and 5% of the Russell Top 200 Growth Index, the Fund may devote a percentage of its assets to that security up to two times its weighting in the Index, and for any security that comprise more than 5% of the Index, up to 1 1/2 times its Index weighting.

The Fund will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States. However, the Fund may invest up to 10% of its total assets in AMERICAN DEPOSITARY RECEIPTS, or "ADRs".

A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than a company with slower earnings growth. The Fund's evaluation of the prospects for a company's industry or market sector is an important factor in evaluating a particular company's earnings prospects. Current income from dividends and interest will not be an important consideration in selecting portfolio securities. The Fund may invest in debt securities that are issued together with a particular equity security. The Fund may invest in derivatives to hedge (protect against price movements) or to enable it to reallocate its investments more quickly than it could by buying and selling the underlying securities. The Fund is not required to hedge and may choose not to do so.

The Fund has no stated minimum holding period for investments, and will buy or sell securities whenever Fund management sees an appropriate opportunity. The Fund does not consider potential tax consequences to Fund shareholders when it sells securities. Because the Fund has the flexibility to take advantage of short term investment opportunities, it may experience relatively high portfolio turnover during certain periods. High turnover increases the Fund's brokerage expenses and may affect the shareholders' taxes by possibly increasing short term capital gains or losses.

The investments and strategies described throughout this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in short-term obligations (such as money market instruments, including U.S. Government securities, bank obligations, high quality commercial paper and repurchase agreements involving the foregoing securities), cash and shares of money market investment companies, that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if management believes that the risk of loss from its usual investments outweighs the opportunity for gains. Short-term investments and temporary defensive positions may limit the potential for growth in the value of your shares. Therefore, the Fund may not achieve its investment objective while taking a defensive position as described here.

The Fund may use different investment strategies in seeking its investment objectives and it has certain investment restrictions. These strategies and certain of the restrictions and polices governing the Fund's investments are explained in the Fund's Statement of Additional Information. If you would like to learn more about the Fund, request the Statement of Additional Information.

INVESTMENT RISKS
-------------------------------
This section contains a summary discussion of the general risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its goal, or that the Fund's performance will be positive over any period of time.

STOCK MARKET RISK

Stock market risk is the risk that the U.S. stock market in which the Fund invests will go down in value, including the possibility that the U.S. stock market will go down sharply and unpredictably.

SELECTION RISK

Selection risk is the risk that the investments that Fund management selects will underperform the stock markets or other funds with similar investment objectives and investment strategies. The Fund is subject to the risk that its principal market segment, very large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole.

LIQUIDITY, INFORMATION AND VALUATION RISKS

Certain securities, including securities of small companies and "restricted securities," may be illiquid or volatile, making it difficult or impossible to sell them at the time and at the price that the Fund would like. Restricted securities have contractual or legal restrictions on their resale and include "private placement" securities that the Fund may buy directly from the issuer. Also, important information about certain companies, securities or the markets in which they trade may be inaccurate or unavailable. It may be difficult to value accurately these types of securities. Certain derivatives may be subject to these risks as well.

DEBT SECURITIES

Debt securities, such as bonds, involve credit risk, which is the risk that the borrower will not make timely payments of principal and interest. These securities are also subject to interest rate risk, which is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than shorter term securities

DERIVATIVES

The Fund may also use instruments referred to as "Derivatives." Derivatives are financial instruments whose value is derived from another security, a commodity (such as gold or oil) or an index (a measure of value or rates, such as the S&P 500 or the prime lending rate). Derivatives are volatile and involve risks, including many of the risks described above. Derivatives may not always be available or cost efficient. If the Fund invests in derivatives, the investments may not be effective as a hedge against price movements and can limit potential for growth in Fund share value.

STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

ACCOUNT CHOICES

PRICING OF SHARES
------------------------------------------------------------------------------

The Fund offers four classes of shares, each with its own sales charge and expense structure allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio. The class of shares you should choose will be affected by the size of your investment and how long you plan to hold your shares. Your financial consultant can help you determine which pricing option is best suited to your personal financial goals.

For example, if you select Class I or Class A shares, you generally pay a sales charge at the time of purchase. You may be eligible for a sales charge reduction or waiver. If you buy Class A shares, you also pay ongoing distribution and account maintenance fees of 0.35%, [up to 0.25% of which may be for account maintenance fees.]

If you select Class B or Class C shares, you will invest the full amount of your purchase price, but you will be subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales charge. In addition, you may be subject to a deferred sales charge when you sell Class B or Class C shares.

The Fund's shares are distributed by Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc.

To better understand the pricing of the Fund's shares, we have summarized the information below:

                   Class I           Class A          Class B      Class C
------------------------------------------------------------------------------
Availability?   Limited to certain   Generally        Generally   Generally
                investors including: available        available   available
                -Current Class I     through          through     through
                 shareholders        selected         selected    selected
                -Certain Retirement  securities       securities  securities
                 Plans               dealers or       dealers     dealers
                -Participants in     other financial  or other    or other
                 certain sponsored   intermediaries   financial   financial
                 programs                             inter-      inter-
                -Certain affiliates of                mediaries   mediaries
                 selected securities
                 dealers
-----------------------------------------------------------------------------
Initial Sales    Yes. Payable at     Yes. Payable   No.  Entire    No. Entire
Charge?          time of purchase.   at time of     purchase price purchase
                 Lower sales charges purchase.      is invested    price is
                 available for       Lower sales    in shares of   invested
                 certain larger      charges avail- the Fund.      in shares
                 investments.        able for                      of the
                                     certain larger                Fund.
                                     investments.

Deferred Sales   No.(May be charged  No.(May be      Yes. Payable  Yes.Payable
Charge?          for purchases over  charged for     if you redeem if you
                 $1 million that are purchases over  within six    redeem
                 redeemed within one $1 million that years of      within one
                 year.)              are redeemed    purchase.     year of
                                     within one                    purchase.
                                     year.)

------------------------------------------------------------------------------
Account          No.               0.35% Distri-   0.25% Account 0.25% Account
Maintenance and                    bution and      Maintenance   Maintenance
Distribution                       Account Maint-  Fee.  0.75%   Fee. 0.75%
Fees?                              enance Fees.    Distribution  Distribution
                                                   Fee.          Fee.
-----------------------------------------------------------------------------
Conversion to    No.               No.             Yes, auto-    No.
Class A shares?                                    matically
                                                   after approx-
                                                   imately 8
                                                   years.
------------------------------------------------------------------------------

CLASS I AND CLASS A SHARES   INITIAL SALES CHARGE OPTIONS

If you select Class I or A shares, you will pay a sales charge at the time of purchase as shown in the following table.
                                                          Dealer
                       As a % of           As a % of      Compensation
                       Offering              Your         as a % of
Your Investment         Price             Investment*   Offering Price
-----------------------------------------------------------------------------
Less than $25,000       5.25%               5.54%            5.00%
-----------------------------------------------------------------------------
$25,000 but less than
$50,000                 4.75%               4.99%            4.50%
------------------------------------------------------------------------------
$50,000 but less than
$100,000                4.00%               4.17%            3.75%
-----------------------------------------------------------------------------
$100,000 but less than
$250,000                3.00%               3.09%            2.75%
-----------------------------------------------------------------------------
$250,000 but less than
$1,000,000              2.00%               2.04%            1.80%
------------------------------------------------------------------------------
$1,000,000 and over**   0.00%               0.00%            0.00%
------------------------------------------------------------------------------
*  Rounded to the nearest one-hundredth percent.
** If you invest $1,000,000 or more in Class I or A shares, you may not pay an initial sales charge. In that case, the Investment Adviser compensates the selling dealer or other financial intermediary from its own funds. If you redeem your shares within one year after purchase, you may be charged a deferred sales charge. This charge is 1% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. A sales charge of 0.75% will be charged on purchases of $1,000,000 or more of Class I and Class A shares by certain employer sponsored retirement or savings plans.

No initial sales charge applies to Class I or Class A shares that you buy through reinvestment of dividends.

RIGHT OF ACCUMULATION -  permits you
to pay the sales charge applicable to
the cost or value (whichever is higher)
of all shares you own in the Mercury
mutual funds.

LETTER OF INTENT - permits you to pay
the sales charge that would be
applicable if you add up all shares of
Mercury mutual funds that you agree
to buy within a 13 month period.
Certain restrictions apply.

A reduced or waived sales charge on a purchase of Class I or Class A shares may apply for:


     - Purchases under a Right of Accumulation or Letter of Intent
     - Certain trusts managed by banks, thrifts or trust companies including those affiliated with Mercury or its affiliates
     - Certain employer-sponsored retirement or savings plans
     - Certain investors, including directors or trustees of mutual funds sponsored by Mercury or its affiliates, employees of Mercury and its affiliates and employees or customers of selected dealers
     - Certain fee-based programs managed by Mercury or its affiliates
     - Certain fee-based programs managed by selected dealers that have an agreement with Mercury
     - Purchases through certain financial advisers that meet and adhere to standards established by Mercury
     - Purchases through certain accounts over which Mercury or an affiliate exercises investment discretion

In addition, a waived sales charge on a purchase of Class I shares will apply to current shareholders who were also shareholders of the Fund on [closing date].

Only certain investors are eligible to buy Class I shares. Your financial consultant can help you determine whether you are eligible to buy Class I shares or to participate in any of these programs.

If you decide to buy shares under the initial sales charge alternative and you are eligible to buy both Class I and Class A shares, you should buy Class I shares since Class A shares are subject to distribution and account maintenance fees of 0.35%, while Class I shares are not.

If you redeem Class I or Class A shares and within 30 days buy new shares of the same class, you will not pay a sales charge on the new purchase amount. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact your financial consultant or the Fund's Transfer Agent at 1-888-763-2260.

CLASS B AND CLASS C SHARES   DEFERRED SALES CHARGE OPTIONS

If you select Class B or Class C shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Class B shares within six years after purchase or Class C shares within one year after purchase, you may be required to pay a deferred sales charge. You will also pay distribution fees of 0.75% and account maintenance fees of 0.25% each year under distribution plans that the Fund has adopted under Rule 12b-1. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales charge. The Distributor uses the money that it receives from the deferred sales charge and the distribution fees to cover the costs of marketing, advertising and compensating the financial consultant, dealer or other financial intermediary who assists you in your decision to purchase Fund shares.

CLASS B SHARES

If you redeem Class B shares within six years after purchase, you may be charged a deferred sales charge. The amount of the charge gradually decreases as you hold your shares over time, according to the following schedule:

  Year Since Purchase                  Sales Charge*
  --------------------------------------------------
        0-1                               4.00%
  --------------------------------------------------
        1-2                               4.00%
  --------------------------------------------------
        2-3                               3.00%
  --------------------------------------------------
        3-4                               3.00%
  --------------------------------------------------
        4-5                               2.00%
  --------------------------------------------------
        5-6                               1.00%
  --------------------------------------------------
        6 and after                       0.00%
  --------------------------------------------------

* The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares acquired through reinvestment of dividends are not subject to a deferred sales charge. Mercury funds may not all have identical deferred sales charge schedules. In the event of an exchange for the shares of another Mercury fund, the higher charge, if any, would apply.

The deferred sales charge relating to Class B shares may be reduced or waived in certain circumstances, such as:

     - Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old
     - Redemption by certain eligible 401(a) and 401(k) plans, certain related accounts and certain retirement plan rollovers
     - Redemption in connection with participation in certain fee-based programs managed by Mercury or its affiliates
     - Redemption in connection with participation in certain fee-based programs managed by selected dealers that have agreements with Mercury
     - Withdrawals resulting from shareholder death or disability as long as the waiver request is made within one year after death or disability or, if later, reasonably promptly following completion of probate, or in connection with involuntary termination of an account in which Fund shares are held
     - Withdrawal through the Systematic Withdrawal Plan of up to 10% per year of your account value at the time the plan is established

Your Class B shares convert automatically into Class A shares approximately eight years after purchase. Any Class B shares received through reinvestment of dividends paid on converting shares will also convert at that time. Class A shares are subject to lower annual expenses than Class B shares. The conversion of Class B shares to Class A shares is not a taxable event for Federal income tax purposes.

Different conversion schedules may apply to Class B shares of different Mercury mutual funds. If you acquire your Class B shares in an exchange from another fund with a shorter conversion schedule, the Fund's eight year conversion schedule will apply. If you exchange your Class B shares in the Fund for Class B shares of a fund with a longer conversion schedule, the other fund's conversion schedule will apply. In any event, the length of time that you hold the original and exchanged Class B shares in both funds will count toward the conversion schedule. The conversion schedule may be modified in certain other cases as well.

CLASS C SHARES

If you redeem Class C shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. You will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Fund dividends. The deferred sales charge relating to Class C shares may be reduced or waived in connection with involuntary termination of an account in which Fund shares are held and withdrawals through the Systematic Withdrawal Plan.

Class C shares do not offer a conversion privilege.

HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES
----------------------------------------------------

The chart on the following pages summarizes how to buy, sell, transfer and exchange shares through certain securities dealers. You may also buy shares through the Transfer Agent. To learn more about buying shares through the Transfer Agent, call 1-888-763-2260. Because the selection of a mutual fund involves many considerations, your financial consultant may help you with this decision. The Fund does not issue share certificates.

                                                Information important
If you want to      Your choices                   for you to know
----------------------------------------------------------------------------
Buy shares          First, select the        Refer to the pricing of shares
                    share class appropriate  table on page 9.  Be sure to
                    for you                  read this Prospectus carefully
                    --------------------------------------------------------
                    Next, determine the      The minimum initial investment
                    amount of your in-       for the Fund is $1,000 for all
                    vestment                 accounts except:
                                               - $500 for certain fee-based
                                                 programs
                                               - $100 for retirement plans

                                            (The minimums for initial
                                             investments may be waived or
                                             reduced under certain
                                             circumstances.)
                   ----------------------------------------------------------
                   Have your financial       The price of your shares is
                   consultant, securities    based on the next calculation
                   dealer, or financial      of net asset value after your
                   intermediary submit your  order is placed.  Generally,
                   purchase order            any purchase orders placed
                                             prior to the close of business on
                                             the New York Stock Exchange
                                             (generally, 4:00 p.m. Eastern
                                             time) will be priced at the
                                             net asset value determined that
                                             day.  However, certain financial
                                             intermediaries may require
                                             submission of orders prior to
                                             that time.

                                             Purchase orders placed after that
                                             time will be priced at the net
                                             asset value determined on the
                                             next business day. The Fund may
                                             reject any order to buy shares
                                             and may suspend the sale of
                                             shares at any time. Certain
                                             securities dealers may charge a
                                             fee to process a purchase. For
                                             example, the fee charged by
                                             Merrill Lynch, Pierce, Fenner &
                                             Smith Incorporated is currently
                                             $5.35. The fees charged by other
                                             securities dealers may be higher
                                             or lower.

                 -------------------------------------------------------------
                 Or contact the Transfer     To purchase shares directly, call
                 Agent                       the Transfer Agent at 1-888-763-
                                             2260 and request a purchase
                                             application.  Mail the completed
                                             purchase application to the
                                             Transfer Agent at the address on
                                             the inside back cover of this
                                             Prospectus.
------------------------------------------------------------------------------
Add to your     Purchase additional shares   The minimum investment for
investment                                   additional purchases is generally
                                             $100 for all accounts except:

                                                - $50 for certain fee-based
                                                  programs
                                                - $1 for retirement plans

                                             (The minimums for additional
                                              purchases may be waived under
                                              certain circumstances.)

                -------------------------------------------------------------
                Acquire additional shares    All dividends are automatically
                through the automatic        reinvested without a sales
                dividend reinvestment plan   charge
                -------------------------------------------------------------
                Participate in the automatic You may invest a specific amount
                investment plan              on a periodic basis through your
                                             securities dealer or other
                                             financial intermediary:

                                                - The current minimum for such
                                                  automatic investments is
                                                  $100.  The minimum may be
                                                  waived or revised under
                                                  certain circumstances.
------------------------------------------------------------------------------

                                                  Information important
If you want to      Your choices                     for you to know
----------------------------------------------------------------------------
Transfer shares to  Transfer to a participating   To transfer your shares of
another securities  securities dealer or finan-   the Fund to another securi-
dealer or financial cial intermediary             ties dealer or financial
intermediary                                      intermediary, an authorized
                                                  dealer agreement must be in
                                                  place between the
                                                  Distributor and that entity,
                                                  the transferring securities
                                                  dealer and the Distributor
                                                  and the receiving securities
                                                  dealer.  Certain shareholder
                                                  services may not be
                                                  available for the
                                       transferred shares.  You may
                                                  only purchase additional
                                                  shares of funds previously
                                                  owned before the transfer.
                                                  All future trading of
                                                  these assets must be
                                                  coordinated by the receiving
                                                  firm.
                    ----------------------------------------------------------
                    Transfer to a non-            You must either:
                    participating                    - Transfer your shares
                    securities dealer or               to an account with the
                    financial intermediary             Transfer Agent; or
                                                     - Sell your shares,
                                                       paying any applicable
                                                       deferred sales charge.
------------------------------------------------------------------------------
Sell your shares    Have your financial con-     The price of your shares is
                    sultant, securities dealer,  based on the next calculation
                    or financial intermediary    of net asset value after your
                    submit your sales order      order is placed.  Generally,
                                                 for your redemption request
                                                 to be priced at the net asset
                                                 value on the day of your
                                                 request, you must submit your
                                                 request to your financial
                                                 intermediary prior to
                                                 that day's close of business
                                                 on the New York Stock
                                                 Exchange (generally, 4:00
                                                 p.m. Eastern time). However,
                                                 certain financial inter-
                                                 mediaries may require
                                                 submission of orders prior to
                                                 that time. Any redemption
                                                 request placed after that
                                                 time will be priced at the
                                                 net asset value at the close
                                                 of business on the next
                                                 business day.

                                                Certain financial inter-
                                                mediaries may charge a fee to
                                                process a sale of shares. For
                                                example, the fee charged by
                                                Merrill Lynch, Pierce,
                                                Fenner & Smith Incorporated is
                                                currently $5.35. No processing
                                                fee is charged if you redeem
                                                the shares directly through
                                                the Transfer Agent.  The fees
                                                charged by other financial
                                                intermediaries may be
                                                higher or lower.

                                                The Fund may reject an order
                                                to sell shares under certain
                                                circumstances.
                   -----------------------------------------------------------
                   Sell through the Transfer    You may sell shares held at
                   Agent                        the Transfer Agent by writing
                                                to the Transfer Agent at the
                                                address on the inside back
                                                cover of this Prospectus. All
                                                shareholders on the account
                                                must sign the letter.  A
                                                signature guarantee will
                                                generally be required but may
                                                be waived in certain limited
                                                circumstances.  You can obtain
                                                a signature guarantee from a
                                                bank, securities dealer,
                                                securities broker, credit
                                                union, savings association,
                                                national securities exchange
                                                and registered securities
                                                association.  A notary public
                                                seal will not be acceptable.
                                                The Transfer Agent will
                                                normally mail redemption
                                                proceeds within seven days
                                                following receipt of a
                                                properly completed request. If
                                                you make a redemption request
                                                before the Fund has collected
                                                payment for the purchase of
                                                shares, the Fund or the
                                                Transfer Agent may delay
                                                mailing your proceeds. This
                                                delay usually will not exceed
                                                ten days.
------------------------------------------------------------------------------

                                                Information important
If you want to      Your choices                   for you to know
------------------------------------------------------------------------------
Sell shares         Participate in the Fund's   You can choose to receive
systematically      Systematic Withdrawal Plan  systematic payments from your
                                                Fund account either by check
                                                or through direct deposit to
                                                your bank account on a monthly
                                                or quarterly basis.  You can
                                                generally arrange through your
                                                selected dealer or other
                                                financial intermediary for
                                                systematic sales of shares of
                                                a fixed dollar amount on a
                                                monthly, bi-monthly,
                                                quarterly, semi-annual or
                                                annual basis, subject to
                                                certain conditions.  You must
                                                have dividends automatically
                                                reinvested.  For Class B and C
                                                shares your total annual
                                                withdrawals cannot be more
                                                than 10% per year of the value
                                                of your shares at the time the
                                                Plan is established.  The
                                                deferred sales charge is
                                                waived for systematic sales
                                                of shares.  Ask your financial
                                                consultant for details.
------------------------------------------------------------------------------
Exchange your shares  Select the fund into      You can exchange your shares
                      which you want to         of the Fund for shares of
                      exchange.  Be sure to     other Mercury mutual funds
                      read that fund's pros-    or for shares of the Summit
                      pectus                    Cash Reserves Fund. You must
                                                have held the shares used in
                                                the exchange for at least 15
                                                calendar days before you can
                                                exchange to another fund.

                                                Each class of Fund shares is
                                                generally exchangeable for
                                                shares of the same class of
                                                another Mercury fund. If you
                                                own Class I shares and wish to
                                                exchange into a fund in which
                                                you have no Class I shares and
                                                you are not eligible to buy
                                                Class I shares, you will
                                                exchange into Class A shares.
                                                If you own Class I or Class A
                                                shares and wish to exchange
                                                into Summit, you will exchange
                                                into Class A shares of Summit.
                                                Class B or Class C shares can
                                                be exchanged for Class B
                                                shares of Summit.

                                                Some of the Mercury mutual
                                                funds may impose a different
                                                initial or deferred sales
                                                charge schedule. If you
                                                exchange Class I or Class A
                                                shares for shares of a fund
                                                with a higher initial sales
                                                charge than you originally
                                                paid, you may be charged the
                                                difference at the time of
                                                exchange. If you exchange
                                                Class B or Class C shares for
                                                shares of a fund with a
                                                different deferred sales
                                                charge schedule, the higher
                                                schedule will apply. The time
                                                you hold Class B or Class C
                                                shares in both funds will
                                                count when determining your
                                                holding period for calculating
                                                a deferred sales charge at
                                                redemption. Your time in both
                                                funds will also count when
                                                determining the holding period
                                                for a conversion from Class B
                                                to Class A shares.

                                                Although there is currently no
                                                limit on the number of
                                                exchanges that you can make,
                                                the exchange privilege may be
                                                modified or terminated at any
                                                time in the future.

                                                Because of the high cost of
                                                maintaining smaller
                                                shareholder accounts, the Fund
                                                may redeem the shares in your
                                                account (without charging any
                                                deferred sales charge) if the
                                                net asset value of your
                                                account falls below $500 due
                                                to redemptions you have made.
                                                You will be notified that the
                                                value of your account is less
                                                than $500 before the Fund
                                                makes an involuntary
                                                redemption.  You will then
                                                have 60 days to make an
                                                additional investment to bring
                                                the value of your account to
                                                at least $500 before the Fund
                                                takes any action.  This
                                         involuntary redemption does
                                                not apply to retirement plans
                                                or Uniform Gifts or Transfers
                                                to Minors Act accounts.
------------------------------------------------------------------------------
Certain financial intermediaries may charge additional fees in connection with transactions in Fund shares. The Fund may accept orders from certain authorized financial intermediaries or their designees. The Fund will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the NAV next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

The Investment Adviser, the Distributor or their affiliates may make payments out of their own resources to securities dealers and other financial intermediaries for providing services intended to result in the sale of Fund shares or for shareholder servicing activities.

NET ASSET VALUE -- the market value in
U.S. dollars of the Fund's total assets
after deducting liabilities, divided by
the number of shares outstanding.

DIVIDENDS -- ordinary income and
capital gains paid to shareholders.
Dividends may be reinvested in
additional Fund shares as they are
paid.

HOW SHARES ARE PRICED
------------------------------------------------------------------------------
When you buy shares, you pay the NET ASSET VALUE, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. The Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open after the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your price is the one calculated after your purchase or redemption order is placed. Net asset value is generally calculated by valuing each security at its closing price for the day. Securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Generally, Class I shares will have the highest net asset value because that class has the lowest expenses, and Class A shares will have a higher net asset value than Class B or Class C shares because Class B and Class C shares have higher distribution and transfer agency fees. Also, dividends paid on Class I and Class A shares will generally be higher than dividends paid on Class B and Class C shares because Class I and Class A shares have lower expenses.

FEE-BASED PROGRAMS
------------------------------------------------------------------------------
If you participate in certain fee-based programs offered by Mercury or an affiliate of Mercury, or by selected dealers or other financial intermediaries that have an agreement with Mercury, you may be able to buy Class I shares at net asset value, including through exchange from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances.

You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and account maintenance fees. This may be a taxable event and you will pay any applicable sales charges.

If you leave one of these programs, your shares may be redeemed or automatically exchanged into another class of Fund shares or into Summit. The class you receive may be the class you originally owned when you entered the program, or in certain cases, a different class. If the exchange is into Class B shares, the period before conversion to Class A shares may be modified. Any redemption or exchange will be at net asset value. However, if you participate in the program for less than a specified period, you may be charged a fee in accordance with the terms of the program.

"BUYING A DIVIDEND" Unless your
investment is in a tax-deferred
account, you may want to avoid
buying shares shortly before the Fund
pays a dividend. The reason? If you
buy shares when a fund has realized
but not yet distributed ordinary
income or capital gains, you will pay
the full price for the shares and then
receive a portion of the price back in
the form of a taxable dividend. Before
investing you may want to consult
your tax advisor.

Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your financial consultant or your financial intermediary.

DIVIDENDS AND TAXES
------------------------------------------------------------------------------

The Fund will distribute at least annually any net investment income and any net realized long or short-term capital gains. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. DIVIDENDS may be reinvested automatically in shares of the Fund at net asset value without a sales charge or may be taken in cash. If your account is with a securities dealer that has an agreement with the Fund, contact your financial consultant about which option you would like. If your account is with the Transfer Agent, and you would like to receive dividends in cash, contact the Transfer Agent.

You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, any gain on the transaction may be subject to tax. Capital gain dividends are generally taxed at different rates than ordinary income dividends.

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

By law, the Fund must withhold 31% of your distributions and redemption proceeds if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

This section summarizes some of the consequences under current Federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.

THE MANAGEMENT TEAM

MANAGEMENT OF THE FUND
------------------------------------------------------------------------------
Mercury Asset Management US, a division of Fund Asset Management, L.P. ("Mercury" or the "Investment Adviser") is the investment adviser to the Fund. Mercury has been the manager of the underlying Portfolio's investments under the overall supervision of the Board of Trustees of the Mercury Asset Management Master Trust since _________, 2000. Mercury and its affiliates manage portfolios with over $___ billion in assets (as of _______ 2000) for individuals and institutions seeking investments worldwide. This amount includes assets managed for its affiliates.

The Investment Adviser is paid at the rate of 0.50% of the Portfolio's average daily net assets.

From February 1, 1997 to _________, 2000, the Fund operated as a portfolio of the TIP Funds. During that period, Turner Investment Partners, Inc. was the investment adviser to the Fund. For fiscal year ending September 30, 1999, Turner
Investment Partners, Inc. was paid at the rate of ___% of the Fund's average daily net assets. Pursuant to a sub-advisory agreement with the Investment Adviser, Turner Investment Partners, Inc. (the "Subadviser") is currently the Portfolio's subadviser. The Subadviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment programs. The Subadviser also ensures compliance with the Fund's investment policies and guidelines. As of December 31, 1999, the Subadviser had approximately $5.6 billion in assets under management.

The Subadviser manages the Portfolio's underlying investments through a committee of investment professionals comprised of Robert Turner, John Hammerschmidt and Mark Turner. The background of each committee member is set forth below.

Robert E. Turner, CFA, Chairman and Chief Investment Officer of the Subadviser, is lead manager of the Fund. Mr. Turner also manages other investment funds and accounts. Mr. Turner founded Turner Investment Partners, Inc. in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has 19 years of investment experience.

John Hammerschmidt, Senior Equity Portfolio Manager of the Subadviser, is co-manager of the Fund. Mr. Hammerschmidt also manages other investment funds and accounts. Mr. Hammerschmidt joined the Subadviser in 1992. Prior to 1992, he was Vice President in Government Securities Trading at S.G. Warburg. He has 17 years of investment experience.

Mark Turner, Vice Chairman of the Subadviser, is co-manager of the Fund. Mr. Turner also manages other investment funds and accounts. Mr. Turner co-founded Turner Investment Partners, Inc. in 1990. Prior to 1990, he was Vice President and Senior Portfolio Manager with First Maryland Asset Management. He has 18 years of investment experience.

The Fund does not have an investment adviser, since the Fund's assets will be invested in the Portfolio. Fund Asset Management, L.P. provides administrative services to the Fund.

MASTER/FEEDER STRUCTURE
------------------------------------------------------------------------------
Unlike many other mutual funds, which directly buy and manage their own portfolio securities, the Fund seeks to achieve its investment objectives by investing all its assets in the corresponding Portfolio of the Mercury Asset Management Master Trust. Investors in the Fund will acquire an indirect interest in the underlying Portfolio.

Other "feeder" funds may also invest in the "master" Portfolio. This structure may enable the Fund to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from the master from different feeders may offset each other and produce a lower net cash flow.

The Fund may withdraw from the Portfolio at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund's assets directly.

Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than the Fund over the operations of the Portfolio.

Whenever the Portfolio holds a vote of its feeder funds, the Fund will pass the vote through to its own shareholders.

A NOTE ABOUT YEAR 2000

As the year 2000 began, there were few problems caused by the inability of certain computer systems to tell the difference between the year 2000 and the year 1900 (commonly known as the "Year 2000 Problem"). It is still possible that some computer systems could malfunction in the future because of the Year 2000 Problem or as a result of actions taken to address the Year 2000 Problem. Fund management does not anticipate that its services or those of the Fund's other service providers will be adversely affected, but Fund management will continue to monitor the situation. If malfunctions related to the Year 2000 Problem do arise, the Fund and its investments could be negatively affected.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's performance for the period February 1, 1997 (commencement of operations) to [September 30, 1999]. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends). The financial highlights for the fiscal years ended September 30,] were audited by Ernst & Young LLP, independent auditors, whose report was unqualified. The report of Ernst & Young LLP, along with the Fund's financial statements, is included in the Fund's 1999 annual report to shareholders, which is available upon request.

------------------------------------------------------------------------------
For The Periods Ended [September 30]:           1999        1998      1997(1)
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $13.22      $12.28     $10.00

INCOME FROM INVESTMENT OPERATIONS

     Net Investment Income (Loss)               (0.08)      (0.01)      0.01

     Net Gains or Losses on Securities
    (both realized and unrealized)               5.76        1.98       2.27

     Total From Investment Operations            5.68       [    ]     [    ]

LESS DISTRIBUTIONS

     Dividends (from net investment income)       ----      (0.01)      ----

     Distributions (from capital gains)           ----      (1.02)      ----

     Returns of Capital                           ----       ----       ----

     Total Distributions                          ----       [    ]    [    ]

     Net Asset Value, End of Period             $18.90      $13.22    $12.28

TOTAL RETURN+                                    42.97%      17.26%    22.8%

RATIOS SUPPLEMENTAL DATA

      Net Assets, End of Period (000)           $8,459      $4,328     $701

      Ratio of Expenses to Average Net Assets
     (including directed brokerage arrangements)  1.00%       1.00%   1.00%*

      Ratio of Expenses to Average Net Assets
     (including waivers and reimbursements)       1.00%       1.00%   1.00%*

     Ratio of Net Income (Loss) to
     Average Net Assets                          (0.47)%     (0.10)%  0.20%*

     Ratio of Expenses to Average Net Assets
     (excluding waivers and reimbursements)       2.41%       7.70%  26.45%*

     Ratio of Investment Income (Loss) to
     Average Net Assets  (exclude waivers
      and reimbursements)                        (1.88)%     (6.80)% (25.25)%*

     Portfolio Turner Rate                      370.71%     234.93%  346.47%*


* Annualized
+ Returns are for the period indicated and have not been annualized.
(1) Commenced operations on February 1, 1997.

FUND
Mercury Select Growth Fund
of Mercury Asset Management Funds, Inc.
P.O. Box 9011
Princeton, New Jersey 08543-9011
(888-763-2260)

INVESTMENT ADVISER
Mercury Asset Management US,
a division of Fund Asset Management, L.P.
800 Scudders Mill Road
Plainsboro, New Jersey 08536

SUBADVISER
Turner Investment Partners, Inc.
1235 Westlakes Drive, Suite 350
Berwyn, PA 19312

ADMINISTRATOR
Fund Asset Management, L.P.
800 Scudders Mill Road
Plainsboro, New Jersey 08536

TRANSFER AGENT
Financial Data Services, Inc.
Administrative Offices
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(888-763-2260)

Mailing Address:
P.O. Box 45289
Jacksonville, Florida 32232-5289

INDEPENDENT AUDITORS
[to be added]

DISTRIBUTOR
Mercury Funds Distributor,
a division of Princeton Funds Distributor, Inc.
P.O. Box 9081
Princeton, New Jersey 08543-9081

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

COUNSEL
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, New York 10174

TO LEARN MORE

SHAREHOLDER REPORTS
Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the relevant market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may obtain these reports at no cost by calling 1-888-763-2260.

If you hold your Fund shares through a brokerage account or directly at the Transfer Agent, you may receive only one copy of each shareholder report and certain other mailings regardless of the number of Fund accounts you have. If you prefer to receive separate shareholder reports for each account (or if you are receiving multiple copies and prefer to receive only one), call your financial consultant or, if none, write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and brokerage or mutual fund account number. If you have any questions, please call your financial consultant or the Transfer Agent at 1-888-763-2260.

STATEMENT OF ADDITIONAL INFORMATION

The Fund's Statement of Additional Information contains further information about the Fund and is incorporated by reference (legally considered to be part of this Prospectus). You may request a free copy by writing or calling the Fund at Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232- 5289 or by calling 1-888-763-2260.

Contact your financial consultant or the Fund at the telephone number or address indicated on the inside back cover of this Prospectus if you have any questions.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-202- 942-8090 for information on the operation of the Public Reference Room. This information is also available on the SEC's Internet Site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM THE INFORMATION IN THIS PROSPECTUS.

Investment Company Act File #811-08797.

CODE #___________
Mercury Asset Management US

MERCURY SELECT
GROWTH FUND

OF MERCURY ASSET
MANAGEMENT FUNDS, INC.

[PICTURE]

PROSPECTUS - ___________, 2000


MERCURY
ASSET MANAGEMENT

                                   PART B.

                   STATEMENT OF ADDITIONAL INFORMATION

                        MERCURY SELECT GROWTH FUND
                  OF MERCURY ASSET MANAGEMENT FUNDS, INC.

  P.O. Box 9011, Princeton, New Jersey 08543-9011  Phone No. (888) 763-2260

                           -----------------------

     Mercury Select Growth Fund (the "Fund") is a series of Mercury Asset Management Funds, Inc. (the "Corporation" or "Mercury"). The Fund is an open-end diversified investment company (commonly known as a mutual fund). The investment objective of the Fund is capital appreciation. The Fund seeks to achieve this objective through investments primarily in a diversified portfolio of common stocks and other equity securities of very large cap companies that are traded in the U.S. securities markets that Fund management believes have strong earnings growth potential. The Fund will seek to achieve its investment objective by investing all of its assets in Mercury Master Select Growth Portfolio (the "Portfolio"), which is the portfolio of Mercury Asset Management Master Trust (the "Trust") that has the same investment objective as the Fund. The Fund's investment experience will correspond directly to the investment experience of the Portfolio. There can be no assurance that the investment objective of the Fund will be realized.

     The Fund offers four classes of shares, each with a different combination of sales charges, ongoing fees and other features. This permits an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. The Fund's distributor is Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc.

                        --------------------

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Fund, dated ____________ __, 2000 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling the Fund at 1-888-763-2260 or your financial consultant or other financial intermediary, or by writing to the address listed above. This Statement of Additional Information incorporates by reference the Prospectus. The Fund's and Portfolio's audited financial statements are incorporated in this Statement of Additional Information by reference to its 1999 annual report to shareholders. You may request a copy of the annual report at no charge by calling 1-888-763-2260 between 8:00 a.m. and 8:00 p.m. on any business day.


               MERCURY ASSET MANAGEMENT US   INVESTMENT ADVISER
                    MERCURY FUNDS DISTRIBUTOR   DISTRIBUTOR



The date of this Statement of Additional Information is _________ __, 2000

                               TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND POLICIES.................................2
     Investment Restrictions.......................................7
     Portfolio Turnover............................................9
MANAGEMENT OF THE FUND............................................10
     Directors and Officers.......................................10
     Compensation of Directors/Trustees...........................11
     Administration Arrangements..................................12
     Management and Advisory Arrangements.........................12
     Code of Ethics...............................................14
PURCHASE OF SHARES................................................14
     Reduced Initial Sales Charges................................17
     Distribution Plans...........................................18
     Limitations on the Payment of Deferred Sales Charges.........20
REDEMPTION OF SHARES..............................................21
     Redemption...................................................21
     Repurchase...................................................22
     Reinstatement Privilege -- Class I and Class A Shares........22
      Deferred Sales Charges -- Class B and Class C Shares.........23
PORTFOLIO TRANSACTIONS AND BROKERAGE..............................25
PRICING OF SHARES.................................................27
     Determination of Net Asset Value.............................27
SHAREHOLDER SERVICES..............................................28
     Investment Account...........................................28
     Automatic Investment Plan....................................29
     Automatic Dividend Reinvestment Plan.........................29
     Systematic Withdrawal Plan...................................29
     Retirement and Education Savings Plans.......................30
     Exchange Privilege...........................................30
     Fee-Based Programs...........................................32
DIVIDENDS AND TAXES...............................................32
     Dividends....................................................32
     Taxes........................................................32
     Tax Treatment of Options Transactions........................34
     Special Rules for Certain Foreign Currency Transactions......35
     Other Tax Matters............................................35
PERFORMANCE DATA..................................................35
GENERAL INFORMATION...............................................38
     Description of Shares........................................38
     Computation of Offering Price Per Share......................38
     Independent Auditors.........................................39
     Custodian....................................................39
     Transfer Agent...............................................39
     Legal Counse................................................l39
     Reports to Shareholders......................................39
     Additional Information.......................................39
FINANCIAL STATEMENTS..............................................40
APPENDIX A.......................................................A-1
APPENDIX B.......................................................B-1

                        INVESTMENT OBJECTIVES AND POLICIES

     The investment objective of the Fund is capital appreciation. This is a fundamental policy and cannot be changed without shareholder approval. The Fund tries to achieve its goal by investing primarily (and, under normal conditions, at least 65% of its total assets) in a diversified portfolio of common stocks and other equity securities of companies whose total market capitalization is at least $10 billion that are traded in the U.S. securities markets that Fund management believes have strong earnings growth potential. The Fund seeks to purchase securities that are well diversified across economic sectors. The Russell 200 Growth Index is the Fund's current benchmark. The Fund may invest its remaining assets in securities issued by smaller capitalization companies that management believes offer growth potential, as well as warrants and rights to purchase common stocks. The Fund will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States. The Fund may also purchase shares of other investment companies and foreign securities. Reference is made to "How the Fund Invests" in the Prospectus for a discussion of the investment objective and policies of the Fund. The Fund is classified as a diversified Fund under the Investment Company Act of 1940, as amended (the "Investment Company Act").

     The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which is a portfolio of the Trust that has the same investment objective as the Fund. The Fund's investment experience and results will correspond directly to the investment experience of the Portfolio. Thus, all investments are made at the level of the Portfolio. For simplicity, however, with respect to investment objective, policies and restrictions, this Statement of Additional Information, like the Prospectus, uses the term "Fund" to include the underlying Portfolio in which the Fund
invests.   In addition, for simplicity, although Mercury Asset Management US
(the "Investment Adviser" or "Mercury US"), a division of Fund Asset Management, L.P. ("FAM" or the "Administrator") is the Fund's investment adviser, this Statement of Additional Information[, like the Prospectus,] uses the term "Investment Adviser" to include both Mercury US and the Subadviser, unless the context requires otherwise. Reference is made to the discussion under "How the Fund Invests" and "Investment Risks" in the Prospectus for information with respect to the Fund's and the Portfolio's investment objective and policies. There can be no guarantee that the Fund's investment objective will be realized.

     Due to its investment strategy, the Fund may engage in trading for short-term gains. The Fund will effect portfolio transactions without regard to holding period if, in its judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions.

     The Fund may invest up to 10% of its total assets in the securities of non-U.S. issuers in the form of American Depositary Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a non-U.S. corporation. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets. The Fund may invest in unsponsored ADRs. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States, and therefore, there may be no correlation between such information and the market value of such securities.

     The Fund's investment objective and policies are described in "How the

Fund Invests" in the Prospectus. Certain types of securities in which the Fund may invest and certain investment practices that the Fund may employ are discussed more fully below.

     Mid Cap Companies. The Fund may invest in common stocks and other equity securities of U.S. companies with medium market capitalizes (i.e., between $1 billion and $10 billion) that Fund management believes have strong earnings growth potential. Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

     Foreign Security Risks. The Fund may invest in securities of foreign issuers with a strong U.S. trading presence, as well as in sponsored and unsponsored ADRs. As a result, the Fund's investments may include companies organized, traded or having substantial operations outside the U.S. This may expose the Fund to risks associated with foreign investments. Foreign investments involve certain risks not typically involved in domestic investments, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems and the existence or possible imposition of exchange controls or other U.S. or non-U.S. governmental laws or restrictions applicable to such investments. Securities prices in different countries are subject to different economic, financial and social factors. Because the Fund may invest in companies that issue securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets. These forces are, in turn, affected by international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments that could affect investment in those countries. In addition, certain investments may be subject to non-U.S. withholding taxes. Although the Fund may invest in securities denominated in currencies other than the U.S. dollar, it has no present intention to do so.

     Convertible Securities. Although the Fund may invest in convertible securities, it has no present intention to do so. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.

     The characteristics of convertible securities include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed-income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in non-convertible form.

     In analyzing convertible securities, the Investment Adviser will consider both the yield on the convertible security and the potential capital appreciation that is offered by the underlying common stock.

     Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. With respect to a convertible security denominated in a currency different from that of the underlying equity security, the conversion price may be based on a fixed exchange rate established at the time the security is issued. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security.

     Apart from currency considerations, the value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its ``investment value.'' To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its ``conversion value,'' which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If, because of a low price of the common stock the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value.

     To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security.

     Debt Securities. The Fund may hold convertible and non-convertible debt securities and preferred securities. The Fund has established no rating criteria for the debt securities in which it may invest. Therefore, the Fund may invest in debt securities that are either (a) rated in one of the top four rating categories by a nationally recognized statistical rating organization or unrated, but in the Investment Adviser's judgment, possess similar credit characteristics ("investment grade securities") or (b) rated below the top four rating categories or unrated but, in the Investment Adviser's judgment, possess similar credit characteristics ("high yield securities"). The Investment Adviser considers ratings as one of several factors in its independent credit analysis of issuers.

     Issuers of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. High yield securities tend to be more volatile than higher rated fixed income securities and adverse economic events may have a greater impact on the prices of high yield securities than on higher rated fixed income securities. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments or the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holder of high yield securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

     High yield securities frequently have call or redemption features that would permit the issuer to repurchase such securities from the Fund. If a call were exercised by an issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income for the Fund and dividends to shareholders.

     The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all high yield securities, there is no established retail secondary market for many of these securities, and the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent that a secondary trading market for high yield securities does exist, it is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many high yield securities only from a limited number of dealers and may not necessarily represent firm bids of such dealer or prices for actual sales.

     Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of high yield securities, particularly in a thinly traded market. To the extent the Fund holds high yield securities, factors adversely affecting the market value of high yield securities are likely to adversely affect the Fund's net asset value. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

     Borrowing and Leverage. The Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed) and may borrow up to an additional
5% of its total assets for temporary purposes. The Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and may purchase securities on margin to the extent permitted by applicable law, and may use borrowing to enable it to meet redemptions. The Fund will not purchase securities while its borrowings exceed 5% of its assets.

     Although the Fund may use leverage for purposes other than for clearance of securities transactions and to provide initial and variation margin payments in connection with transactions involving futures contracts and options on futures, it has no present intention to do so. The use of leverage by the Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay on the borrowings, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the Investment Adviser in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

     Illiquid or Restricted Securities. The Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of the Fund's assets in illiquid securities may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Fund's operations require cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.

     The Fund may invest in securities that are "restricted securities." Restricted securities have contractual or legal restrictions on their resale and include "private placement" securities that the Fund may buy directly from the issuer. Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Fund's investments in private placements may consist of direct investments and may include investments in smaller, less-seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, the Fund may obtain access to material nonpublic information which may restrict the Fund's ability to conduct portfolio transactions in such securities.

     144A Securities. The Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. The Board of Directors has determined to treat as liquid Rule 144A securities that are either (i) freely tradable in their primary markets offshore or (ii) non-investment grade debt securities which the Fund's management determines are as liquid as publicly registered non-investment grade debt securities. The Board of Directors has adopted guidelines and delegated to the Fund's management the daily function of determining and monitoring liquidity of restricted securities. The Board of Directors, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Board of Directors will carefully monitor investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

     Securities Lending. The Fund may lend securities with a value not exceeding 33 1/3% of its total assets. In return, the Fund receives collateral in an amount equal to at least 100% of the current market value of the loaned securities in cash or securities issued or guaranteed by the U.S. Government. If cash collateral is received by the Fund, it is invested in short-term money market securities, and a portion of the yield received in respect of such investment is retained by the Fund. Alternatively, if securities are delivered to the Fund as collateral, the Fund and the borrower negotiate a rate for the loan premium to be received by the Fund for lending its portfolio securities. In either event, the total yield on the Fund's portfolio is increased by loans of its portfolio securities. The Fund may receive a flat fee for its loans. The loans are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.

     Repurchase Agreements. The Fund may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or primary dealer in U.S. Government securities or an affiliate thereof. Under such agreements, the bank or primary dealer or an affiliate thereof agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This insulates the Fund from fluctuations in the market value of the underlying security during such period, although, to the extent the repurchase agreement is not denominated in U.S. dollars, the Fund's return may be affected by currency fluctuations. The Fund may not invest more than 15% of its total assets in repurchase agreements maturing in more than seven days (together with other illiquid securities). Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In the event of a default under such a repurchase agreement, instead of the contractual fixed rate of return, the rate of return to the Fund shall be dependent upon intervening fluctuations of the market value of such security and the accrued interest on the security. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.

     Warrants. The Fund may invest in warrants, which are securities permitting, but not obligating, the warrant holder to subscribe for other securities. Buying a warrant does not make the Fund a shareholder of the underlying stock. The warrant holder has no right to dividends or votes on the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.

     When Issued Securities, Delayed Delivery Securities and Forward Commitments. The Fund may purchase or sell securities that it is entitled to receive on a when issued basis. The Fund may also purchase or sell securities on a delayed delivery basis. The Fund may also purchase or sell securities through a forward commitment. These transactions involve the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction. The Fund has not established any limit on the percentage of its assets that may be committed in connection with these transactions. When the Fund is purchasing securities in these transactions, the Fund maintains a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other liquid securities in an amount equal to the amount of its purchase commitments.

     There can be no assurance that a security purchased on a when issued basis will be issued or that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Fund's purchase price. The Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

     Other Special Considerations. The Fund may invest without limit in cash, repurchase agreements and short-term obligations when the Fund believes it is advisable to do so (on a temporary defensive basis). Short-term investments and temporary defensive positions may limit the potential for growth in the value of shares of the Fund.

INVESTMENT RESTRICTIONS

     The Corporation has adopted the following restrictions and policies relating to the investment of the Fund's assets and its activities. The fundamental restrictions set forth below may not be changed with respect to the Fund without the approval of the holders of a majority of the Fund's outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Provided that none of the following restrictions shall prevent the Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure), the Fund may not:

      1. Make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act.

      2. Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

      3. Make investments for the purpose of exercising control or management. Investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

      4. Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

      5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in governmental obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.


      6. Issue senior securities to the extent such issuance would violate applicable law.


      7. Borrow money, except that (i) the Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

     8. Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in selling portfolio securities.

     9. Purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

     The Trust has adopted investment restrictions substantially identical to the foregoing, which are fundamental policies of the Trust and may not be changed with respect to the Portfolio without the approval of the holders of a majority of the interests of the Portfolio.

     In addition, the Corporation has adopted non-fundamental restrictions that may be changed by the Board of Directors without shareholder approval. Like the fundamental restrictions, none of the non-fundamental restrictions, including but not limited to restriction (a) below, shall prevent the Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure). Under the non-fundamental investment restrictions, the Fund may not:

          (a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act, at any time the Fund's shares are owned by another investment company that is part of the same group of investment companies as the Fund.

          (b) Make short sales of securities or maintain a short position, except to the extent permitted by applicable law. The Fund currently does not intend to engage in short sales, except short sales "against the box."

          (c) Invest in securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Directors of the Corporation have otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Fund's Board of Directors are not subject to the limitations set forth in this investment restriction.

          [(d)   The Fund may not purchase additional securities while its
borrowings exceed 5% of its total assets.]

     If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

     The Trust has adopted investment restrictions substantially identical to the foregoing, which are nonfundamental policies of the Trust and may be changed with respect to any Portfolio by the Trustees.

     The staff of the Commission has taken the position that purchased over-the-counter ("OTC") options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Corporation and Trust have adopted an investment policy pursuant to which neither the Portfolio nor the Fund will purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Fund or Portfolio, the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund or Portfolio and margin deposits on the Fund or Portfolio's existing OTC options on futures contracts exceed 15% of the net assets of the Fund or Portfolio, taken at market value, together with all other assets of the Fund or Portfolio which are illiquid or are not otherwise readily marketable. However, if an OTC option is sold by the Fund or Portfolio to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund or Portfolio has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund or Portfolio will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of the Fund or Portfolio and may be amended by the Trustees or the Directors without the approval of the shareholders. However, the Directors or Trustees will not change or modify this policy prior to the change or modification by the Commission staff of its position.

     Portfolio securities of the Portfolio and the Fund generally may not be purchased from, sold or loaned to the Investment Adviser or its affiliates or any of their directors, general partners, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the Investment Company Act.

     Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") with the Investment Adviser, the Fund and Portfolio are prohibited from engaging in certain transactions involving Merrill Lynch, the Investment Adviser, or any of its affiliates, except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. See "Portfolio Transactions and Brokerage." Rule 10f-3 under the Investment Company Act sets forth conditions under which the Fund and Portfolio may purchase from an underwriting syndicate of which Merrill Lynch is a member.

PORTFOLIO TURNOVER

     The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. A high rate of portfolio turnover results in correspondingly higher brokerage commission expenses and may also result in negative tax consequences, such as an increase in capital gains dividends or in ordinary income dividends.

     For the fiscal years ended [September 30,] 1997, 1998, and 1999 the Fund's portfolio turnover rates were as follows: 346.47%, 234.93% and 370.71%.

MANAGEMENT OF THE FUND

Directors and Officers

     The Directors of the Corporation consist of six individuals, four of whom are not "interested persons" of the Corporation as defined in the Investment Company Act. The same individuals serve as Trustees of the Trust. The Directors are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act. Information about the Directors and executive officers of the Corporation, their ages and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and Director is P.O. Box 9011, Princeton, New Jersey 08543-9011.

     Jeffrey M. Peek (52) --Director and President(1)(2) -- President of MLAM
                             ----------------------
and FAM since 1997; President and Director of Princeton Services, Inc. since 1997; Executive Vice President of Merrill Lynch & Co., Inc. ("ML & Co.") since 1997; Co-Head of Merrill Lynch Investment Banking Division from March 1997 to December 1997; Director of Merrill Lynch Global Securities Research and Economics Division from 1995 to 1997; Head of Merrill Lynch Global Industries Group from 1993 to 1995.

     Terry K. Glenn (58) -- Director and Executive Vice President(1)(2)
                            -------------------------------------
Executive Vice President of MLAM and FAM since 1983; Executive Vice President and Director of Princeton Services, Inc. since 1993; President of Princeton Funds Distributor, Inc. since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

     David O. Beim (59) -- Director(2)(3) -- 410 Uris Hall, Columbia
                           --------
University, New York, New York 10027. Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Chairman of Outward Bound USA since 1997; Chairman of Wave Hill, Inc. since 1980.


     James T. Flynn (60) -- Director(2)(3) -- 340 East 72nd Street, New York,
                            --------
New York 10021. Chief Financial Officer of J.P. Morgan & Co. Inc. from 1990 to 1995 and an employee of J.P. Morgan in various capacities from 1967 to 1995.

     W. Carl Kester (47) -- Director(2)(3) -- Harvard Business School, Morgan
                            --------
Hall 393, Soldiers Field, Boston, Massachusetts 02163. Industrial Bank of Japan Professor of Finance, Senior Associate Dean and Chairman of the MBA Program of Harvard University Graduate School of Business Administration since 1999; James R. Williston Professor of Business Administration of Harvard University Graduate School of Business from 1997 to 1999; MBA Class of 1958 Professor of Business Administration of Harvard University Graduate School of Business Administration from 1981 to 1997; Independent Consultant since 1978.

     Karen P. Robards (49)-- Director(2)(3)-- Robards & Company, 173
                              --------
Riverside Drive, New York, New York 10024. President of Robards & Company, a financial advisory firm, for more than five years; Director of Enable Medical Corp. since 1996; Director of Cine Muse Inc. since 1996; Director of the Cooke Center for Learning and Development, a not-for-profit organization, since 1987.

     Peter John Gibbs (41) -- Senior Vice President(1)(2) -- 33 King William
                              ---------------------
Street, London, EC4R 9AS, England. Chairman and Chief Executive Officer of Mercury Asset Management International Ltd since 1998; Director of Mercury Asset Management Ltd. since 1993; Director of Mercury Asset Management International Channel Islands Ltd. since 1997.

     Donald C. Burke (39) -- Treasurer and Vice President(1)(2) -- Senior Vice
                             ----------------------------
President and Treasurer of MLAM and FAM since 1999; Senior Vice President and Treasurer of Princeton Services, Inc. since 1999; Vice President of Princeton Funds Distributor, Inc. since 1999; First Vice President of MLAM and FAM from 1997 to 1999; Director of Taxation of MLAM since 1990; Vice President of MLAM and FAM from 1990 to 1997.

     Robert E. Putney, III (39) -- Secretary(1)(2) -- Director (Legal
                                   ---------
Advisory) of MLAM and Princeton Administrators, L.P. since 1997; Vice President of MLAM from 1994 to 1997; Vice President of Princeton
Administrators, L.P. from 1996 to 1997; Attorney with MLAM from 1991 to 1994.

------------
(1) Interested person, as defined in the Investment Company Act, of the Fund.
(2) Such Director or officer is a trustee, director or officer of other investment companies for which the Investment Adviser and administrator, FAM, or their affiliates, acts as investment adviser.
(3) Member of the Corporation's and Trust's Audit and Nominating Committee, which is responsible for the selection of the independent auditors and the selection and nomination of Directors and Trustees not affiliated with the Investment Adviser or with an affiliate of the Investment Adviser (each a "non-interested Director/Trustee").

     As of February 1, 2000 the officers and Directors of the Corporation as a group (nine persons) owned an aggregate of less than 1% of the outstanding shares of common stock of ML & Co. and owned an aggregate of less than 1% of the outstanding shares of the Fund.

COMPENSATION OF DIRECTORS/TRUSTEES

     The Corporation and the Trust pay each non-interested Director/Trustee, for service to the Fund and the Portfolio, a fee of $3,000 per year plus $500 per Board meeting attended. The Corporation and the Trust also compensate each member of the Audit and Nominating Committee (the "Committee"), which consists of all of the non-interested Directors/Trustees, at a rate of $1,000 per year. The Corporation and the Trust reimburse each non-interested Director/Trustee for his out-of-pocket expenses relating to attendance at Board and Committee meetings.

     The following table sets forth the aggregate compensation the Corporation and the Trust expect to pay to the non-interested Directors/Trustees for their first full fiscal year and the aggregate compensation paid by all investment companies advised by the Investment Adviser or its affiliates ("Mercury US and Affiliates-Advised Funds") to the non-interested Directors/Trustees for the calendar year ending [December 31, 1999].

                                                            Total Compensation
                                                            from Fund/Port-
                                            Pension or      folio and Mercury
                                        Retirement Benefits and Affiliates
                  Aggregate Compen-     Accrued as Part     Advised Funds
Name of           sation from Fund/     of Fund/Portfolio   Paid to Directors/
Director/Trustee    Portfolio               Expenses           Trustees (1)
------------------ ------------------   ------------------  ----------------
David O. Beim            [$5,500]               None               $35,667
James T. Flynn           [$5,500]               None               $67,500
W. Carl Kester           [$5,000]               None               $67,167
Karen P. Robards         [$5,500]               None               $35,667

-------------------
(1)In addition to the Corporation and the Trust, the Directors/Trustees served on other Mercury and Affiliates-Advised Funds as follows: Mr. Beim (1 registered investment company consisting of 2 portfolios); Mr. Flynn (3 registered investment companies consisting of 8 portfolios); Mr. Kester (3 registered investment companies consisting of 8 portfolios); and Ms. Robards (1 registered investment company consisting of 2 portfolios).

The Directors of the Corporation and the Trustees of the Trust may purchase Class I shares of the Fund at net asset value. See "Purchase of Shares -- Reduced Initial Sales Charges -- Purchase Privileges of Certain Persons."

ADMINISTRATION ARRANGEMENTS

     The Corporation on behalf of the Fund has entered into an administration agreement with FAM as Administrator (the "Administration Agreement"). The Administrator receives for its services to the Fund monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund. For the fiscal years ended [September 30, 1997, 1998, and 1999] the Fund paid SEI Investments Mutual Funds Services (the predecessor Fund's administrator) the following administrative fees (net of waivers): $ 3,057, $ 31,129 and $ 65,307.

     The Administration Agreement obligates the Administrator to provide certain administrative services to the Corporation and the Fund and to pay, or cause its affiliate to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Corporation. The Administrator is also obligated to pay, or cause its affiliate to pay, the fees of those Officers, Directors and Trustees who are affiliated persons of the Administrator or any of its affiliates. The Corporation pays, or causes to be paid, all other expenses incurred in the operation of the Corporation and the Fund (except to the extent paid by Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc. ("MFD" or the "Distributor")), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports and prospectuses and statements of additional information, charges of the custodian, any sub-custodian and Financial Data Services, Inc. (the "Transfer Agent"), expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of Directors who are not affiliated persons of the Administrator, or of an affiliate of the Administrator, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Corporation or the Fund. The Distributor will pay certain of the expenses of the Fund incurred in connection with the continuous offering of its shares. Accounting services are provided to the Corporation and the Fund by the Administrator, and the Corporation reimburses the Administrator for its costs in connection with such services.

     Duration and Termination.  Unless earlier terminated as described below,
     ------------------------
the Administration Agreement will remain in effect for two years from its effective date. Thereafter, it will remain in effect from year to year with respect to the Fund if approved annually (a) by the Board of Directors and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated with respect to the Fund without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

MANAGEMENT AND ADVISORY ARRANGEMENTS

     The Fund invests all of its assets in shares of the Portfolio. Accordingly, the Fund does not invest directly in portfolio securities and does not require investment advisory services. All portfolio management occurs at the level of the Trust. The Trust on behalf of the Portfolio has entered into an investment advisory agreement with Mercury US as Investment Adviser (the "Investment Advisory Agreement"). As discussed in "The Management Team -- Management of the Fund" in the Prospectus, the Investment Adviser receives for its services to the Portfolio monthly compensation at the annual rate of 0.50% of the average daily net assets of the Portfolio. For the fiscal years ended [September 30, 1997, 1998 and 1999], the Fund paid (had reimbursed) the following advisory fees to Turner Investment Partners: $0, $(79,930) and $(49,999). For the fiscal years ended [September 30, 1997, 1998 and 1999], Turner Investment Partners had waived advisory fees of $2,281, $15,530 and $56,778, respectively.

     The Investment Advisory Agreement obligates the Investment Adviser to provide investment advisory services and to pay, or cause an affiliate to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Trust. The Investment Adviser is also obligated to pay, or cause an affiliate to pay, the fees of all Officers, Trustees and Directors who are affiliated persons of the Investment Adviser or any sub-adviser or of an affiliate of the Investment Adviser or any sub-adviser. The Trust pays, or causes to be paid, all other expenses incurred in the operation of the Portfolio and the Trust (except to the extent paid by the Distributor), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports, copies of the Registration Statement, charges of the custodian, any sub-custodian and the transfer agent, expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of non-interested Trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Trust or the Portfolio. Accounting services are provided to the Trust by the Investment Adviser or an affiliate of the Investment Adviser, and the Trust reimburses the Investment Adviser or an affiliate of the Investment Adviser for its costs in connection with such services. The Distributor will pay certain promotional expenses of the Fund incurred in connection with the offering of shares of the Fund. Certain expenses will be financed by the Fund pursuant to distribution plans in compliance with Rule 12b-1 under the Investment Company Act. See "Purchase of
Shares   Distribution Plans."

     Securities held by the Portfolio, or other portfolios of the Trust, may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Investment Adviser or its affiliates act as an adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients of the Investment Adviser or an affiliate when one or more clients of the Investment Adviser or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Fund or other clients or funds for which the Investment Adviser or an affiliate act as manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     Mercury US, a division of FAM, is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. FAM is a wholly owned subsidiary of ML & Co., a financial services holding company and the parent of Merrill Lynch. ML & Co. and Princeton Services, Inc., the partners of FAM, are "controlling persons" of FAM as defined under the Investment Company Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

     Mercury US has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Turner Investment Partners with respect to the Portfolio, pursuant to which Turner Investment Partners manages the Portfolio to the extent not managed by Mercury US. Mercury US will pay Turner Investment Partners a fee in an amount to be determined from time to time by Mercury US and Turner Investment Partners but in no event in excess of the amount that Mercury US actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement.

     Turner Investment Partners, 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312, is a professional investment management firm founded in March 1990.

Robert E. Turner is the Chairman and controlling shareholder of Turner Investment Partners. As of December 31, 1999, the Turner Investment Partners had discretionary management authority with respect to approximately $5.61 billion of assets. Turner Investment Partners has provided investment advisory services to investment companies since 1992.

     Duration and Termination.  Unless earlier terminated as described below,
     -------------------------
the Investment Advisory Agreement and Sub-Advisory Agreement will each continue in effect for two years from its effective date. Thereafter, they will remain in effect from year to year if approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding shares of the Portfolio and (b) by a majority of the Trustees of the Trust who are not parties to the Investment Advisory Agreement or Sub-Advisory Agreement or interested persons (as defined in the Investment Company Act) of any such party. The Investment Advisory Agreement and Sub-Advisory Agreement are not assignable and will automatically terminate in the event of its assignment.
In addition, such contracts may be terminated with respect to the Portfolio by the vote of a majority of the outstanding voting securities of such Portfolio, or by the Investment Adviser without penalty on 60 days written notice to the other party.

     Transfer Agency Services.  Financial Data Services, inc. (the "Transfer
     ------------------------
Agent"), a subsidiary of ML & Co., acts as the Fund's Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives annual fee ranging from $11.00 to $23.00 per account (depending on the level of services required) but is set at 0.10% for certain accounts that participate in certain fee-based programs. The Transfer Agent is entitled to reimbursement for certain transaction charges and out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agency Agreement. Additionally, a $0.20 monthly closed account charge will be assessed on all accounts which close during the calendar year. Application of this fee will commence the month following the month the account is closed. At the end of the calendar year, no further fees will be due. For purposes of the Transfer

Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co.

     Distribution Expenses.  The Corporation has entered into a distribution
     ----------------------
agreement with the Distributor with respect to each class of Fund shares in connection with the continuous offering of shares of the Fund (the "Distribution Agreement"). The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of the Fund. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to financial intermediaries and potential investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Investment Advisory Agreement described above.

CODE OF ETHICS

     The Board of Trustees of the Trust, the Board of Directors of the Corporation, the Investment Adviser, and the Subadviser have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act (together the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and the Subadviser and, as described below, impose additional, more onerous, restrictions on fund investment personnel. Among other substantive restrictions, the Codes contain reporting and preclearance requirements for employees of the Investment Adviser and the Subadviser and provide for trading "blackout periods" that prohibit trading by decision making access persons (those who recommend or determine which securities transactions the Trust undertakes) of the Trust within periods of trading by the Trust in the same (or equivalent) security.

                             PURCHASE OF SHARES

     Reference is made to "Account Choices -- How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus.

     The Fund issues four classes of shares: shares of Class I and Class A are sold to investors choosing the initial sales charge alternatives and shares of Class B and Class C are sold to investors choosing the deferred sales charge alternatives. Each Class I, Class A, Class B and Class C share of the Fund represents an identical interest in the investment portfolio of the Fund, and has the same rights, except that Class A bears the expenses of the ongoing distribution and the account maintenance fees and Class B and Class C shares bear the expenses of the ongoing account maintenance fees (also known as service fees) and Class B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. Class A, Class B and Class C shares each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which, as applicable, the account maintenance and/or distribution fees are paid (except that Class B shareholders may vote upon any material changes to expenses charged under the Class A Distribution Plan). Each class has different exchange privileges. See "Shareholder Services -- Exchange Privilege."

     MFD, an affiliate of the Investment Adviser and of Merrill Lynch, with offices at 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (mailing address: P. O. Box 9081, Princeton, New Jersey 08543-9081) acts as Distributor for the Fund.

     The Fund offers its shares at a public offering price equal to the next determined net asset value per share plus any sales charge application to the class of shares selected by the investor. The applicable offering price for purchase orders is based upon the net asset value of the Fund next determined after receipt of the purchase order by the Distributor. As to purchase orders received by securities dealers or other financial intermediaries prior to the close of business on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m., Eastern time) which includes orders received after the determination of net asset value on the previous day, the applicable offering price will be based on the net asset value on the day the order is placed with the Distributor.

     The Fund or the Distributor may suspend the continuous offering of the Fund's shares of any class at any time in response to conditions in the securities markets or otherwise and may thereafter resume such offering from time to time. Any order may be rejected by the Fund or the Distributor. Neither the Distributor nor the dealers or other financial intermediaries are permitted to withhold placing orders to benefit themselves by a price change. Certain securities dealers or other financial intermediaries may charge a fee to process a sale of shares. For example, the fee charged by Merrill Lynch is currently $5.35. Purchase made directly through the Transfer Agent are not subject to the processing fee.

Initial Sales Charge Alternatives -- Class I and Class A Shares

     Investors who prefer an initial sales charge alternative may elect to purchase Class A shares or, if an eligible investor, Class I shares.
Investors choosing the initial sales charge alternative who are eligible to purchase Class I shares should purchase Class I shares rather than Class A shares, because there are distribution and account maintenance fees imposed on Class A shares. Investors qualifying for significantly reduced initial sales charges may find the initial sales charge alternative particularly attractive, because similar sales charge reductions are not available with respect to the deferred sales charges imposed in connection with purchases of Class B or Class C shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time also may elect to purchase Class I or Class A shares, because over time the accumulated ongoing account maintenance and distribution fees on Class B or Class C shares may exceed the initial sales charges, and, in the case of Class A shares, the distribution and account maintenance fees. Although some investors who previously purchased Class I shares may no longer be eligible to purchase Class I shares of other Mercury Funds, those previously purchased Class I shares, together with Class A, Class B and Class C share holdings, will count toward a right of accumulation which may qualify the investor for a reduced initial sales charge on new initial sales charge purchases. In addition, the ongoing Class B and Class C account maintenance and distribution fees will cause Class B and Class C shares to have higher expense ratios, pay lower dividends and have lower total returns than the initial sales charge shares. The ongoing Class A distribution and account maintenance fees will cause Class A shares to have a higher expense ratio, pay lower dividends and have a lower total return than Class I shares.

     The term "purchase," as used in the Prospectus and this Statement of Additional Information in connection with an investment in Class I and Class A shares of the Fund, refers to a single purchase by an individual or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his or her or their own account and to single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account although more than one beneficiary is involved. The term "purchase" also includes purchases by any "company," as that term is defined in the Investment Company Act, but does not include purchases by any such company that has not been in existence for at least six months or which has no purpose other than the purchase of shares of the Fund or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

     Eligible Class I Investors.  Class I shares are offered to a limited
     --------------------------
group of investors and also will be issued upon reinvestment of dividends on outstanding Class I shares. Investors that currently own Class I shares of the Fund in a shareholder account are entitled to purchase additional Class I shares of the Fund in that account. Certain employer-sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class I shares at net asset value provided such plans meet the required minimum number of eligible employees or required amount of assets advised by the Investment Adviser or any of its affiliates. Also eligible to purchase Class I shares at net asset value are participants in certain investment programs including certain managed accounts for which a trust institution, thrift or bank trust department provides discretionary trustee services, certain collective investment trusts for which a trust institution, thrift, or bank trust department serves as trustee, certain purchases made in connection with certain fee-based programs and certain purchases made through certain financial advisers that meet and adhere to standards established by Mercury. In addition, Class I shares are offered at net asset value to ML & Co. and its subsidiaries and their directors and employees, to members of the Boards of Mercury and Affiliates-Advised Funds, including the Corporation, and to employees of certain selected dealers or other financial intermediaries. Class I shares may also be offered at net asset value to certain accounts over which Mercury or an affiliate exercises investment discretion.

     The Distributor may reallow discounts to selected dealers or other financial intermediaries and retain the balance over such discounts. At times the Distributor may reallow the entire sales charge to such dealers or other financial intermediaries. Since securities dealers or other financial intermediaries selling Class I and Class A shares of the Fund will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act.

REDUCED INITIAL SALES CHARGES

     Reductions in or exemptions from the imposition of a sales charge are due to the nature of the investors and/or the reduced sales efforts that will be needed to obtain such investments.

     Reinvested Dividends.  No initial sales charges are imposed upon Class I
     --------------------
and Class A shares issued as a result of the automatic reinvestment of dividends.

     Right of Accumulation.  Reduced sales charges are applicable through a
     ---------------------
right of accumulation under which eligible investors are permitted to purchase shares of the Fund subject to an initial sales charge at the offering price applicable to the total of (a) the public offering price of the shares then being purchased plus (b) an amount equal to the then current net asset value or cost, whichever is higher, of the purchaser's combined holdings of all classes of shares of the Fund and of other Mercury mutual funds. For any such right of accumulation to be made available, the Distributor must be provided at the time of purchase, by the purchaser or the purchaser's securities dealer, with sufficient information to permit confirmation of qualification. Acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time. Shares held in the name of a nominee or custodian under pension, profit-sharing, or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation.

     Letter of Intent.  Reduced sales charges are applicable to purchases
     ----------------
aggregating $25,000 or more of Class I or Class A shares of the Fund or any other Mercury mutual funds made within a 13-month period starting with the first purchase pursuant to the Letter of Intent. The Letter of Intent is available only to investors whose accounts are established and maintained at the Fund's Transfer Agent. The Letter of Intent is not available to employee benefit plans for which affiliates of the Investment Adviser provide plan participant record-keeping services. The Letter of Intent is not a binding obligation to purchase any amount of Class I or Class A shares; however, its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intent may be included under a subsequent Letter of Intent executed within 90 days of such purchase if the Distributor is informed in writing of this intent within such 90-day period. The value of Class I and Class A shares of the Fund and of other Mercury mutual funds presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the Letter of Intent, may be included as a credit toward the completion of such Letter, but the reduced sales charge applicable to the amount covered by such Letter will be applied only to new purchases. If the total amount of shares does not equal the amount stated in the Letter of

Intent (minimum of $25,000), the investor will be notified and must pay, within 20 days of the execution of such Letter, the difference between the sales charge on the Class I or Class A shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased through the Letter. Class I or Class A shares equal to five percent of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose. The first purchase under the Letter of Intent must be at least five percent of the dollar amount of such Letter. If a purchase during the term of such Letter would otherwise be subject to a further reduced sales charge based on the right of accumulation, the purchaser will be entitled on that purchase and subsequent purchases to that further reduced percentage sales charge but there will be no retroactive reduction of the sales charges on any previous purchase.

     The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the Letter of Intent will be deducted from the total purchases made under such Letter. An exchange from the Summit Cash Reserves Fund ("Summit") into the Fund that creates a sales charge will count toward completing a new or existing Letter of Intent from the Fund.

     Purchase Privileges of Certain Persons.  Members of the Board of
     --------------------------------------
Directors of the Corporation and Trustees of the Trust and of other investment companies advised by the Investment Adviser or its affiliates, directors and employees of ML & Co. and its subsidiaries (the term "subsidiaries," when used herein with respect to ML & Co., includes Mercury US, FAM and certain other entities directly or indirectly wholly owned and controlled by ML & Co.), employees of certain selected dealers or other financial intermediaries, and any trust, pension, profit-sharing or other benefit plan for such persons, may purchase Class I shares of the Fund at net asset value. The Fund realizes economies of scale and reduction of sales-related expenses by virtue of the familiarity of these persons with the Fund. Employees and directors or trustees wishing to purchase shares of the Fund must satisfy the Fund's suitability standards.

     Class I and Class A shares are also offered at net asset value to certain accounts over which Mercury or an affiliate exercises investment discretion.

     Managed Trusts.  Class I shares are offered at net asset value to certain
     --------------
trusts to which trust institutions, thrifts, and bank trust departments provide discretionary trustee services.

     Acquisition of Certain Investment Companies. Class A shares may be
     -------------------------------------------
offered at net asset value in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

     Employer-Sponsored Retirement or Savings Plans and Certain Other
     ----------------------------------------------------------------
Arrangements.  Certain employer-sponsored retirement or savings plans and
------------
certain other arrangements may purchase Class I or Class A shares at net asset value, based on the number of employees or number of employees eligible to participate in the plan and/or the aggregate amount invested by the plan in specified investments. Certain other plans may purchase Class B shares with a waiver of the contingent deferred sales charge ("CDSC") upon redemption, based on similar criteria. Such Class B shares will convert into Class A shares approximately ten years after the plan purchases the first share of any Mercury mutual fund. Minimum purchase requirements may be waived or varied for such plans. For additional information regarding purchases by employer-sponsored retirement or savings plans and certain other arrangements, call your plan administrator or your selected dealer or other financial intermediary.

     Purchases Through Certain Financial Advisers.  Reduced sales charges may
     --------------------------------------------
be applicable for purchases of Class I or Class A shares of the Fund through certain financial advisers that meet and adhere to standards established by the Mercury from time to time.

     A waived sales charge on a purchase of Class I shares will apply to current shareholders who were also shareholders of the Fund on [closing date].

DISTRIBUTION PLANS

     Reference is made to "Account Choices -- Pricing of Shares" in the Prospectus for certain information with respect to separate distribution plans for Class A, Class B, and Class C shares pursuant to Rule 12b-1 under the Investment Company Act of the Fund (each a "Distribution Plan") with respect to the account maintenance and/or distribution fees paid by the Fund to the Distributor with respect to such classes.

     The Distribution Plan for the Class A shares provides that the Fund pays the Distributor distribution and account maintenance fees relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.35% of the average daily net assets of the Fund attributable to shares of the relevant class in order to compensate the Distributor and selected dealers or other financial intermediaries (pursuant to sub-agreements) in connection with distribution and account maintenance activities. The Distribution Plan for each of the Class B and Class C shares provides that the Fund pays the Distributor an account maintenance fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Fund attributable to shares of the relevant class in order to compensate the Distributor and selected dealers or other financial intermediaries (pursuant to sub-agreements) in connection with account maintenance activities.

     The Distribution Plan for each of the Class B and Class C shares provides that the Fund also pays the Distributor a distribution fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Fund attributable to the shares of the relevant class in order to compensate the Distributor and selected dealers or other financial intermediaries (pursuant to sub-agreements) for providing shareholder and distribution services, and bearing certain distribution-related expenses of the Fund, including payments to financial consultants or other financial intermediaries for selling Class B and Class C shares of the Fund. The Distribution Plans relating to Class B and

Class C shares are designed to permit an investor to purchase Class B and Class C shares through dealers or other financial intermediaries without the assessment of an initial sales charge and at the same time permit the dealer or other financial intermediary to compensate its financial consultants or other financial intermediaries in connection with the sale of the Class B and Class C shares. In this regard, the purpose and function of the ongoing distribution fees and the CDSC are the same as those of the initial sales charge with respect to the Class I and Class A shares of the Fund in that the ongoing distribution fees and deferred sales charges provide for the financing of the distribution of the Fund's Class B and Class C shares.

     The payments under the Distribution Plans are subject to the provisions of Rule 12b-1 under the Investment Company Act, and are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred and, accordingly, distribution-related revenues from the Distribution Plans may be more or less than distribution-related expenses. Information with respect to the distribution-related revenues and expenses is presented to the Board of Directors of the Corporation for their consideration in connection with their deliberations as to the continuance of the Class A, Class B and Class C Distribution Plans. This information is presented annually as of December 31 of each year on a "fully allocated accrual" basis and quarterly on a "direct expense and revenue/cash" basis. On the fully allocated basis, revenues consist of the account maintenance fees, the distribution fees, the CDSCs and certain other related revenues, and expenses consist of financial consultant compensation, branch office and regional operation center selling and transaction processing expenses, advertising, sales promotion and marketing expenses, corporate overhead and interest expense. On the direct expense and revenue/cash basis, revenues consist of the account maintenance fees, the distribution fees and CDSCs and the expenses consist of financial consultant compensation.

     The Fund has no obligation with respect to distribution and/or account maintenance-related expenses incurred by the Distributor and selected dealers or other financial intermediaries in connection with the Class A, Class B and Class C shares, and there is no assurance that the Board of Directors of the Corporation will approve the continuance of the Distribution Plans from year to year. However, the Distributor intends to seek annual continuation of the Distribution Plans. In their review of the Distribution Plans, the Board of Directors of the Corporation will be asked to take into consideration expenses incurred in connection with the account maintenance and/or distribution of each class of shares separately. The initial sales charges, the account maintenance fee, the distribution fee and/or the CDSCs received with respect to one class will not be used to subsidize the sale of shares of another class. Payments of the distribution fee on Class B shares will terminate upon conversion of those Class B shares to Class A shares as set forth under "Account Choices -- How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus.

     In their consideration of each Distribution Plan, the Board of Directors of the Corporation must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to the Fund and each related class of shareholders. Each Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of non-interested Directors shall be committed to the discretion of the non-interested Directors then in office. In approving each Distribution

Plan in accordance with Rule 12b-1, the non-interested Directors concluded that there is reasonable likelihood that such Distribution Plan will benefit the Fund and its related class of shareholders. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the non-interested Directors or by the vote of the holders of a majority of the outstanding related class of voting securities of the Fund. A Distribution Plan cannot be amended to increase materially the amount to be spent by the Fund without the approval of the related class of shareholders, and all material amendments are required to be approved by the vote of Directors, including a majority of the non-interested Directors who have no direct or indirect financial interest in such Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Fund preserve copies of each Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of such Distribution Plan or such report, the first two years in an easily accessible place.

LIMITATIONS ON THE PAYMENT OF DEFERRED SALES CHARGES

     The maximum sales charge rule in the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") imposes a limitation on certain asset-based sales charges such as the distribution fee and or the CDSC borne by the Class A, Class B and Class C shares, but not the account maintenance fee. The maximum sales charge rule is applied separately to each class. As applicable to the Fund, the maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by the Fund to (1) 6.25% of eligible gross sales of Class A, Class B shares and Class C shares, computed separately (defined to exclude shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC).

                             REDEMPTION OF SHARES

     Reference is made to "Account Choices -- How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus.

     The Fund is required to redeem for cash all shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. Except for any CDSC that may be applicable, there will be no charge for redemption if the redemption request is sent directly to the Transfer Agent. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.

     The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days only for periods during which trading on the NYSE is restricted as determined by the Commission or during which the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists, as defined by the Commission, as a result of which disposal of portfolio securities or determination of the net asset value of the Fund is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of the Fund.

     The value of shares at the time of redemption may be more or less than the shareholder's cost, depending in part on the market value of the securities held by the Fund at such time.

     Because of the high cost of maintaining smaller shareholder accounts, the Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before the Fund makes an involuntary redemption.
You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts ("UGMA/UTMA accounts").

REDEMPTION

     A shareholder wishing to redeem shares held with the Transfer Agent may do so by tendering the shares directly to the Fund's Transfer Agent, Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289. Redemption requests delivered other than by mail should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Redemption request should not be sent to the Fund. The redemption request in either event requires the signature(s) of all persons in whose name(s) the shares are registered, signed exactly as such name(s) appear(s) on the Transfer Agent's register. The signature(s) on the redemption request may require a guarantee by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. In the event a signature guarantee is required, notarized signatures are not sufficient. In general, signature guarantees are waived on redemptions of less than $50,000 as long as the following requirements are met: (i) all requests require the signature(s) of all persons whose name(s) shares are recorded on the Transfer Agent's register; (ii) all checks must be mailed to the stencil address of record on the Transfer Agent's register and (iii) the stencil address must not have changed within 30 days. Certain rules may apply regarding certain account types such as, but not limited to UGMA/UTMA accounts, Joint Tenancies with Right of Survivorship, contra broker transactions, and institutional accounts. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. For shareholders redeeming directly with the Transfer Agent, payments will be mailed within seven days of receipt of a proper notice of redemption.

     At various times the Fund may be requested to redeem shares for which it has not yet received good payment (e.g., cash, Federal Funds or certified check drawn on a U.S. bank). The Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e.g., cash, Federal Funds or certified check drawn on a U.S. bank) has been collected for the purchase of such Fund shares, which will usually not exceed 10 days.

REPURCHASE

     The Fund will also repurchase shares through a shareholder's listed securities dealer. The Fund will normally accept orders to repurchase shares by wire or telephone from dealers for their customers at the net asset value next computed after the order is placed. Shares will be priced at the net asset value calculated on the day the request is received, provided that the request for repurchase is submitted to the dealer prior to the close of business on the NYSE (generally the NYSE closes at 4:00 p.m., Eastern time) and such request is received by the Fund from such dealer not later than 30 minutes after the close of business on the NYSE on the same day. Dealers have the responsibility of submitting such repurchase requests to the Fund not later than 30 minutes after the close of business on the NYSE in order to obtain that day's closing price.

     These repurchase arrangements are for the convenience of shareholders and do not involve a charge by the Fund (other than any applicable CDSC). Securities firms that do not have selected dealer agreements with the Distributor, however, may impose a transaction charge on the shareholder for transmitting the notice of repurchase to the Fund. Certain securities dealers or other financial intermediaries may charge a processing fee to confirm a repurchase of shares. For example, the fee currently charged by Merrill Lynch is $5.35. Fees charged by other securities dealers or other financial intermediaries may be higher or lower. Repurchases directly through the Fund's Transfer Agent, on accounts held at the Transfer Agent, are not subject to the processing fee. The Fund reserves the right to reject any order for repurchase, which right of rejection might adversely affect shareholders seeking redemption through the repurchase procedure. A shareholder whose order for repurchase is rejected by the Fund, however, may redeem shares as set forth above.

REINSTATEMENT PRIVILEGE -- CLASS I AND CLASS A SHARES

     Shareholders of the Fund who have redeemed their Class I and Class A shares have a privilege to reinstate their accounts by purchasing Class I or Class A shares of the Fund, as the case may be, at net asset value without a sales charge up to the dollar amount redeemed. The reinstatement privilege may be exercised by sending a notice of exercise along with a check for the amount to be reinstated to the Transfer Agent within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. Alternatively, the reinstatement privilege may be exercised through the investor's financial consultant within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. The reinstatement will be made at the net asset value per share next determined after the notice of reinstatement is received and cannot exceed the amount of the redemption proceeds.

DEFERRED SALES CHARGES -- CLASS B AND CLASS C SHARES

     Investors choosing the deferred sales charge alternatives should consider Class B shares if they intend to hold their shares for an extended period of time and Class C shares if they are uncertain as to the length of time they intend to hold their assets in Mercury mutual funds.

     As discussed in the Prospectus under "Account Choices -- Pricing of Shares -- Class B and Class C Shares -- Deferred Sales Charge Options," while Class B shares redeemed within six years of purchase are subject to a CDSC under most circumstances, the charge may be reduced or waived in certain instances. These include certain post-retirement withdrawals from an IRA or other retirement plan or redemption of Class B shares in certain circumstances following the death of a Class B shareholder. In the case of such withdrawal, the reduction or waiver applies to: (a) any partial or complete redemption in connection with a distribution following retirement under a tax-deferred retirement plan on attaining age 59 1/2 in the case of an IRA or other retirement plan, or part of a series of equal periodic payments (not less frequently than annually) made for life (or life expectancy) or any redemption resulting from the tax-free return of an excess contribution to an IRA (certain legal documentation may be required at the time of liquidation establishing eligibility for qualified distribution); or (b) any partial or complete redemption following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a Class B shareholder (including one who owns the Class B shares as joint tenant with his or her spouse), provided the redemption is requested within one year of the death or initial determination of disability or, if later, reasonably promptly following completion of probate or in connection with involuntary termination of an account in which fund shares are held (certain legal documentation may be required at the time of liquidation establishing eligibility for qualified distribution).

     The charge may also be reduced or waived in other instances such as: (c) redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers; (d) redemptions in connection with participation in certain fee-based programs managed by the Investment Adviser or its affiliates; (e) redemptions in connection with participation in certain fee-based programs managed by selected dealers or other financial intermediaries that have agreements with Mercury or its affiliates; or (f) withdrawals through the Systematic Withdrawal Plan of up to 10% per year of your account value at the time the plan is established.

     In determining whether a Class B CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. Therefore it will be assumed that the redemption is first of shares held for over six years or shares acquired pursuant to reinvestment of dividends or distributions and then of shares held longest during the six-year period. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of shares being redeemed and will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption.

     Class C shares are subject only to a one-year 1% CDSC. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no Class C CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no Class C CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The Class C CDSC may be waived in connection with participation in certain fee-based programs, involuntary termination of an account in which Fund shares are held, and withdrawals through the Systematic Withdrawal Plan.

     In determining whether a Class C CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends or distributions and then of shares held longest during the one-year period. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption.

     Proceeds from the CDSC and the distribution fee are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of selected dealers or other financial intermediaries related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to financial consultants or financial intermediaries for selling Class B and Class C shares, from its own funds. The combination of the CDSC and the ongoing distribution fee facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase.

     Conversion of Class B Shares to Class A Shares.  As discussed in the
     -----------------------------------------------
Prospectus under "Account Choices -- Pricing of Shares -- Class B and Class C Shares -- Deferred Sales Charge Options," Class B shares of equity Mercury mutual funds convert automatically to Class A shares approximately eight years after purchase (the "Conversion Period"). Automatic conversion of Class B shares into Class A shares will occur at least once each month (on the "Conversion Date") on the basis of the relative net asset value of the shares of the two classes on Conversion Date, without the imposition of any sales charge, fee or other charge.

     The Conversion Period is modified for shareholders who purchased Class B shares through certain retirement plans that qualified for a waiver of the CDSC normally imposed on purchases of Class B shares ("Class B Retirement Plans"). When the first share of any Mercury mutual fund purchased by a Class B Retirement Plan has been held for ten years (i.e., ten years from the date the relationship between Mercury mutual funds and the Class B Retirement Plan was established), all Class B shares of all Mercury mutual funds held in that Class B Retirement Plan will be converted into Class A shares of the appropriate funds. Subsequent to such conversion, that Class B Retirement Plan will be sold Class A shares of the appropriate funds at net asset value per share.

     The Conversion Period may also be modified for retirement plan investors who participate in certain fee-based programs. See "Shareholder Services -- Fee-Based Programs" below.

     Merrill Lynch compensates its financial consultants or other financial intermediaries for selling Class B and Class C shares at the time of purchase from its own funds. Proceeds from CDSC and the ongoing distribution fee are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of dealers (including Merrill Lynch) related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to financial consultants or other financial intermediaries for selling Class B and Class C shares from the dealers' own funds. The combination of the CDSC and the ongoing distribution fee facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase. See "Purchase of Shares -- Distribution Plans" above. Impositions of the CDSC and the distribution fee on Class B and Class C shares is limited by the NASD asset-based sales charge rule. See "Purchase of Shares -- Limitations on the Payment of Deferred Sales Charges" above.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

     Because the Fund will invest exclusively in shares of the Portfolio, it is expected that all transactions in portfolio securities will be entered into by the Portfolio. Subject to policies established by the Board of Trustees, the Investment Adviser is primarily responsible for the execution of the Portfolio's portfolio transactions and the allocation of brokerage. The Trust has no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities and does not use any particular broker or dealer. In executing transactions with brokers and dealers, the Investment Adviser seeks to obtain the best net results for the Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm and the firm's risk in positioning a block of securities. While the Investment Adviser generally seeks reasonable competitive commission rates, the Portfolio does not necessarily pay the lowest spread or commission available. In addition, consistent with the Conduct Rules of the NASD and policies established by the Board of Trustees, the Investment Adviser may consider sales of shares of the Portfolio as a factor in the selection of brokers or dealers to execute portfolio transactions for the Trust; however, whether or not a particular broker or dealer sells shares of a Portfolio neither qualifies nor disqualifies such broker or dealer to execute transactions for the Trust.

     Subject to obtaining the best net results, brokers who provide supplemental investment research services to the Investment Adviser may receive orders for transactions by the Trust. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry or economic sector. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under its Investment Advisory Agreement and the expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. If in the judgment of the Investment Adviser the Trust will benefit from supplemental research services, the Investment Adviser is authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions that another broker may have charged for effecting the same transaction. Certain supplemental research services may primarily benefit one or more other investment companies or other accounts for which the Investment Adviser exercises investment discretion. Conversely, the Trust may be the primary beneficiary of the supplemental research services received as a result of portfolio transactions effected for such other accounts or investment companies.

     The Trust anticipates that its brokerage transactions involving securities of issues domiciled in countries other than the United States generally will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transactions costs on foreign stock exchange transactions generally are higher than in the United States, although the Trust will endeavor to achieve the best net results in effecting its portfolio transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States.

     For the period [             ] to [                ], Merrill Lynch was
not an affiliate of the Fund.

     The Trust may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in securities involved, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with the Trust and persons who are affiliated with such affiliated persons are prohibited from dealing with the Trust as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the OTC market usually involve transactions with dealers acting as principal for their own accounts, the Trust will not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions. However, an affiliated person of the Trust may serve as its broker in OTC transactions conducted by an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Trust may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures approved by the Board of Trustees of the Trust that either comply with rules adopted by the Commission or with interpretations of the Commission staff. See "Investment Objectives and Policies -- Investment Restrictions."

     Section 11(a) of the Exchange Act generally prohibits members of the U.S. national securities exchanges from executing exchange transactions for their affiliate and institutional accounts that they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the Commission has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for the Trust in any of its portfolio transactions executed on any such securities exchange of which it is a member, appropriate consents have been obtained from the Trust and annual statements as to aggregate compensation will be provided to the Trust.

     The Board of Trustees of the Trust has considered the possibility of seeking to recapture for the benefit of the Portfolio brokerage commissions and other expenses of portfolio transactions by conducting portfolio transactions through affiliated entities. For example, brokerage commissions received by affiliated brokers could be offset against the advisory fee paid by the Portfolio to the Investment Adviser. After considering all factors deemed relevant, the Board of Trustees made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time.

     Because of different objectives or other factors, a particular security may be bought for one or more clients of the Investment Adviser or an affiliate when one or more clients of the Investment Adviser or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Trust or other clients or funds for which the Investment Adviser or an affiliate acts as manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or an affiliate during the same period may increase the demand for securities being purchased or the supply or securities being sold, there may be an adverse effect on price.

                              PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

     Reference is made to "Account Choices -- How Shares are Priced" in the Prospectus.

     The net asset value of the shares of all classes of the Fund is determined once daily Monday through Friday after the close of business on the NYSE on each day the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. Any assets or liabilities expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The net asset value is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses, including the fees payable to the Administrator and the Distributor, and the advisory fees payable indirectly by the Portfolio to the Investment Adviser, are accrued daily.

     The principal assets of the Fund will normally be its interest in the underlying Portfolio, which will be valued at its net asset value. Net asset value is computed by dividing the value of the securities held by the Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses, including the management fees and any account maintenance and/or distribution fees, are accrued daily.

     The per share net asset value of Class A, Class B and Class C shares generally will be lower than the per share net asset value of Class I shares, reflecting the daily expense accruals of the account maintenance and distribution and higher transfer agency fees applicable with respect to Class B and Class C shares, and the daily expense accruals of the distribution and account maintenance fees applicable with respect to Class A shares. It is expected, however, that the per share net asset value of the four classes will tend to converge (although not necessarily meet) immediately after the payment of dividends or distributions, which will differ by approximately the amount of the expense accrual differentials between the classes.

     Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Long positions in securities traded in the OTC market are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions in securities traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. When the Portfolio writes an option, the amount of the premium received is recorded on the books of the Portfolio as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased by the Portfolio are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. The value of swaps, including interest rate swaps, caps, and floors, will be determined by obtaining dealer quotations. Other investments, including financial futures contracts and related options, are stated at market value. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations. Repurchase agreements will be valued at cost plus accrued interest. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

     Each investor in the Trust may add to or reduce its investment in the Portfolio on each day the NYSE is open for trading. The value of each investor's (including the Fund's) interest in the Portfolio will be determined after the close of business on the NYSE by multiplying the net asset value of the Portfolio by the percentage, effective for that day, that represents that investor's share of the aggregate interests in the Portfolio. The close of business on the NYSE is generally 4:00 p.m., Eastern Time. Any additions or withdrawals to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the time of determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio after the close of business of the NYSE on the next determination of net asset value of the Portfolio.

                               SHAREHOLDER SERVICES

     The Fund offers a number of shareholder services described below that are designed to facilitate investment in its shares. Full details as to each such service and copies of the various plans described below can be obtained from the Fund, the Distributor or your selected dealer or other financial intermediary.

INVESTMENT ACCOUNT

     Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of dividends. The statements will also show any other activity in the account since the preceding statement. Shareholders will receive separate transaction confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of dividends. A shareholder with an account held at the Transfer Agent may make additions to his or her Investment Account at any time by mailing a check directly to the Transfer Agent.

     The Fund does not issue share certificates. Shareholders may transfer their Fund shares to another securities dealer or other financial intermediary that has entered into a selected dealer agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. After the transfer, the shareholder may purchase additional shares of funds owned before the transfer and all future trading of these assets must be coordinated by the new firm. If a shareholder wishes to transfer his or her shares to a securities dealer or other financial intermediary that has not entered into a selected dealer agreement with the Distributor, the shareholder must either (i) redeem his or her shares, paying any applicable CDSC or (ii) continue to maintain an Investment Account at the Transfer Agreement for those shares. The shareholder may also request the new securities dealer or other financial intermediary to maintain the shares in an account at the Transfer Agent registered in the name of the securities dealer or other financial intermediary for the benefit of the shareholder whether the securities dealer or other financial intermediary has entered into a selected dealer agreement or not.

     Shareholders considering transferring a tax-deferred retirement account such as an individual retirement account from a selected dealer or other financial intermediary to another brokerage firm or financial institution should be aware that, if the firm to which the retirement account is to be transferred will not take delivery of shares of the Fund, a shareholder must either redeem the shares, paying any applicable CDSC, so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain a retirement account at a selected dealer or other financial intermediary for those shares.

AUTOMATIC INVESTMENT PLAN

     A shareholder may make additions to an Investment Account at any time by purchasing Class I shares (if an eligible Class I investor) or Class A, Class B or Class C shares at the applicable public offering price. These purchases may be made either through the shareholder's securities dealer or other financial intermediary or by mail directly to the Transfer Agent, acting as agent for such securities dealer or other financial intermediary. You may also add to your account by automatically investing a specific amount in the Fund on a periodic basis through your selected dealer or other financial intermediary. The current minimum for such automatic additional investments is $100. This minimum may be waived or revised under certain circumstances.

AUTOMATIC DIVIDEND REINVESTMENT PLAN

     Unless specific instructions are given as to the method of payment, dividends will be automatically reinvested, without sales charge, in additional full and fractional shares of the Fund. Such reinvestment will be at the net asset value of shares of the Fund as determined after the close of business on the NYSE on the payment date for such dividends. No CDSC will be imposed upon redemption of shares issued as a result of the automatic reinvestment of dividends.

     Shareholders may, at any time, by written notification to their selected dealer or other financial intermediary the shareholder's account is maintained with a selected dealer or other financial intermediary or by written notification or by telephone (1-888-763-2260) to the Transfer Agent, if the account is maintained with the Transfer Agent, elect to have subsequent dividends, paid in cash, rather than reinvested in shares of the Fund or vice versa (provided that, in the event that a payment on an account maintained at the Transfer Agent would amount to $10.00 or less, a shareholder will not receive such payment in cash and such payment will automatically be reinvested in additional shares). Commencing ten days after the receipt by the Transfer Agent of such notice, those instructions will be effected. The Fund is not responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed dividend checks. Cash payments can also be directly deposited to the shareholder's bank account.

SYSTEMATIC WITHDRAWAL PLAN

     A shareholder may elect to make withdrawals from an Investment Account of Class I, Class A, Class B or Class C shares in the form of payments by check or through automatic payment by direct deposit to such shareholder's bank account on either a monthly or quarterly basis as provided below. Quarterly withdrawals are available for shareholders who have acquired shares of the Fund having a value, based on cost or the current offering price, of $5,000 or more, and monthly withdrawals are available for shareholders with shares having a value of $10,000 or more.

     At the time of each withdrawal payment, sufficient shares are redeemed from those on deposit in the shareholder's account to provide the withdrawal payment specified by the shareholder. The shareholder may specify the dollar amount and class of shares to be redeemed. With respect to shareholders who hold accounts directly at the Transfer Agent, redemptions will be made at net asset value as determined as described herein on the 24th day of each month or the 24th day of the last month of each quarter, whichever is applicable. With respect to shareholders who hold accounts with their broker-dealer, redemptions will be made at net asset value determined as described herein on the first, second, third or fourth Monday of each month, or the first, second, third or fourth Monday of the last month of each quarter, whichever is applicable. If the NYSE is not open for business on such date, the shares will be redeemed at the net asset value determined after the close of business on the following business day. The check for the withdrawal payment will be mailed, or the direct deposit for withdrawal payment will be made on the next business day following redemption. When a shareholder is making systematic withdrawals, dividends on all shares in the Investment Account are reinvested automatically in shares of the Fund. A shareholder's systematic withdrawal plan may be terminated at any time, without a charge or penalty, by the shareholder, the Fund, the Fund's Transfer Agent or the Distributor.

     Withdrawal payments should not be considered as dividends, yield or income. Each withdrawal is a taxable event. If periodic withdrawals continuously exceed reinvested dividends, the shareholder's original investment may be reduced correspondingly. Purchases of additional shares concurrent with withdrawals are ordinarily disadvantageous to the shareholder because of sales charges and tax liabilities. The Fund will not knowingly accept purchase orders for shares of the Fund from investors who maintain a systematic withdrawal plan unless such purchase is equal to at least one year's scheduled withdrawals or $1,200, whichever is greater. Periodic investments may not be made into an Investment Account in which the shareholder has elected to make systematic withdrawals.

     With respect to redemptions of Class B and Class C shares pursuant to a systematic withdrawal plan, the maximum number of Class B or Class C shares that can be redeemed from an account annually shall not exceed 10% of the value of shares of such class in that account at the time the election to join the systematic withdrawal plan was made. Any CDSC that otherwise might be due on such redemption of Class B or Class C shares will be waived. Shares redeemed pursuant to a systematic withdrawal plan will be redeemed in the same order as Class B or Class C shares are otherwise redeemed. See "Account Choices -- Pricing of Shares -- Class B and Class C Shares -- Deferred Sales Charge Options" in the Prospectus. Where the systematic withdrawal plan is applied to Class B shares, upon conversion of the last Class B shares in an account to Class A shares, a shareholder must make a new election to join the systematic withdrawal program with respect to the Class A shares. If an investor wishes to change the amount being withdrawn in a systematic withdrawal plan the investor should contact his or her financial consultant.

RETIREMENT AND EDUCATION SAVINGS PLANS

     The minimum initial purchase to establish a retirement or an education savings plan is $100. Dividends received in each of the retirement plans are exempt from Federal taxation until distributed from the plans. Different tax rules apply to Roth IRA plans and education savings plans. Investors considering participation in any retirement or education savings plan should review specific tax laws relating thereto and should consult their attorneys or tax advisors with respect to the establishment and maintenance of any such plan.

EXCHANGE PRIVILEGE

     U.S. shareholders of each class of shares of the Fund have an exchange privilege with other Mercury mutual funds and Summit. The exchange privilege does not apply to any other funds. Under the Fund's pricing system, Class I shareholders may exchange Class I shares of the Fund for Class I shares of a second Mercury mutual fund. If the Class I shareholder wants to exchange Class I shares for shares of a second fund, but does not hold Class I shares of the second fund in his or her account at the time of exchange and is not otherwise eligible to acquire Class I shares of the second fund, the shareholder will receive Class A shares of the second fund as a result of the exchange. Class A shares also may be exchanged for Class I shares of a second Mercury mutual fund at any time as long as, at the time of the exchange, the shareholder is eligible to acquire Class I shares of any Mercury mutual fund. Class A, Class B and Class C shares are exchangeable with shares of the same class of other Mercury mutual funds. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of the Fund is "tacked" to the holding period of the newly acquired shares of the other fund as more fully described below. Class I, Class A, Class B and Class C shares also are exchangeable for shares of Summit, a money market fund specifically designated for exchange by holders of Class I, Class A, Class B or Class C shares. Class I and Class A shares will be exchanged for Class A shares of Summit, and Class B and Class C shares will be exchanged for Class B shares of Summit. Summit Class A and Class B shares do not include any front-end sales charge or CDSC; however, Summit Class B shares pay a 12b-1 distribution fee of 0.75% and are subject to a CDSC payable as if the shareholder still held shares of the Mercury fund used to acquire the Summit Class B shares.

     Exchanges of Class I or Class A shares outstanding ("outstanding Class I or Class A shares") for Class I or Class A shares of another Mercury mutual fund, or for Class A shares of Summit ("new Class I or Class A shares") are transacted on the basis of relative net asset value per Class I or Class A share, respectively, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class I or Class A shares and the sales charge payable at the time of the exchange on the new Class I or Class A shares. With respect to outstanding Class I or Class A shares as to which previous exchanges have taken place, the "sales charge previously paid" shall include the aggregate of the sales charges paid with respect to such Class I or Class A shares in the initial purchase and any subsequent exchange. Class I or Class A shares issued pursuant to dividend reinvestment are sold on a no-load basis in each of the funds offering Class I or Class A shares. For purposes of the exchange privilege, dividend reinvestment Class I and Class A shares shall be deemed to have been sold with a sales charge equal to the sales charge previously paid on the Class I or Class A shares on which the dividend was paid. Based on this formula, Class I and Class A shares of the Fund generally may be exchanged into the Class I and Class A shares, respectively, of the other funds with a reduced or without a sales charge.

     In addition, each of the funds with Class B and Class C shares outstanding ("outstanding Class B or Class C shares") offers to exchange its Class B or Class C shares for Class B or Class C shares, respectively (or, in the case of Summit, Class B shares) ("new Class B or Class C shares"), of another Mercury mutual fund or of Summit on the basis of relative net asset value per Class B or Class C share, without the payment of any CDSC that might otherwise be due on redemption of the outstanding shares. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the new Class B shares acquired through use of the exchange privilege. In addition, Class B shares of the Fund acquired through use of the exchange privilege will be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares of the fund from which the exchange has been made. For purposes of computing the sales charge that may be payable on a disposition of the new Class B or Class C shares, the holding period for the outstanding Class B shares is "tacked" to the holding period of the new Class B or Class C shares. For example, an investor may exchange Class B shares of the Fund for those of another Mercury fund ("new Mercury Fund") after having held the Fund's Class B shares for two-and-a-half years. The 3% CDSC that generally would apply to a redemption would not apply to the exchange. Four years later the investor may decide to redeem the Class B shares of new Mercury Fund and receive cash. There will be no CDSC due on this redemption since by "tacking" the two-and-a-half year holding period of the Fund's Class B shares to the four-year holding period for the new Mercury Fund Class B shares, the investor will be deemed to have held the new Mercury Fund Class B shares for more than six years.

     Before effecting an exchange, shareholders should obtain a currently effective prospectus of the fund into which the exchange is to be made. To exercise the exchange privilege, shareholders should contact their financial consultant, who will advise the Fund of the exchange. Shareholders of the Fund and shareholders of the other funds described above with shares for which certificates have not been issued may exercise the exchange privilege by wire through their securities dealers or other financial intermediaries. The Fund reserves the right to require a properly completed exchange application. This exchange privilege may be modified or terminated in accordance with the rules of the Commission. The Fund reserves the right to limit the number of times an investor may exercise the exchange privilege. Certain funds may suspend the continuous offering of their shares to the general public at any time and may thereafter resume such offering from time to time. The exchange privilege is available only to U.S. shareholders in states where the exchange legally may be made.

FEE-BASED PROGRAMS

     Certain fee-based programs, including pricing alternatives for securities transactions (each referred to in this paragraph as a "Program"), may permit the purchase of Class I shares at net asset value. Under specified circumstances, participants in certain Programs may deposit other classes of shares, which will be exchanged for Class I shares. Initial or deferred sales charges otherwise due in connection with such exchanges may be waived or modified, as may the Conversion Period applicable to the deposited shares. Termination of participation in certain Programs may result in the redemption of shares held therein or the automatic exchange thereof to another class at net asset value. In addition, upon termination of participation in certain Programs, shares that have been held for less than specified periods within such Program may be subject to a fee based upon the current value of such shares. These Programs also generally prohibit such shares from being transferred to another account, to another broker-dealer or to the Transfer Agent. Except in limited circumstances (which may also involve an exchange as described above), such shares must be redeemed and another class of shares purchased (which may involve the imposition of initial or deferred sales charges and distribution and account maintenance fees) in order for the investment not to be subject to Program fees. Additional information regarding certain specific Programs offered through particular selected dealers or other financial intermediaries (including charges and limitations on transferability applicable to shares that may be held in such Program) is available in the Program's client agreement and from the shareholder's selected dealer or other financial intermediary.

                              DIVIDENDS AND TAXES


DIVIDENDS

     The Fund intends to distribute substantially all its net investment income, if any. Dividends from such net investment income will be paid at least annually. All net realized capital gains, if any, will be distributed to the Fund's shareholders annually. From time to time, the Fund may declare a special distribution at or about the end of the calendar year in order to comply with a Federal income tax requirement that certain percentages of its ordinary income and capital gains be distributed during the calendar year.

     See "Shareholder Services -- Automatic Dividend Reinvestment Plan" for information concerning the manner in which dividends may be reinvested automatically in shares of the Fund. Shareholders may elect in writing to receive any such dividends in cash. Dividends are taxable to shareholders, as discussed below, whether they are reinvested in shares of the Fund or received in cash. The per share dividends on Class B and Class C shares will be lower than the per share dividends on Class I and Class A shares as a result of the account maintenance, distribution and higher transfer agency fees applicable with respect to the Class B and Class C shares; similarly, the per share dividends on Class A shares will be lower than the per share dividends on Class I shares as a result of the account maintenance fees applicable with respect to the Class A shares. See "Pricing of Shares -- Determination of Net Asset Value." Within 60 days after the end of the Fund's taxable year, each shareholder will receive notification summarizing the dividends he or she received that year. This notification will also indicate whether those dividends should be treated as ordinary income or long-term capital gains.

TAXES

     The Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Code. As long as the Fund so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to Class I, Class A, Class B and Class C shareholders ("shareholders"). The Fund intends to distribute substantially all of such income. To qualify for this treatment, the Fund must, among other things, (a) derive at least 90% of its gross income (without offset for losses from the sale or other disposition of securities or foreign currencies) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies and certain financial futures, options and forward contracts (the "Income Test"); and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of its assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount no greater than 5% of its assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities).

     Dividends paid by the Fund from its ordinary income or from an excess of net realized short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income, whether or not reinvested.

     Distributions made from an excess of net long-term capital gains over net short-term capital losses (including gains from certain transactions in warrants, futures and options) ("capital gain dividends") are taxable to shareholders as capital gains regardless of the length of time a shareholder has owned shares. The maximum long-term capital gains rate for individuals is 20%. The maximum capital gains rate for corporate shareholders currently is the same as the maximum corporate tax rate for ordinary income.

     Not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amounts of any capital gain or ordinary income dividends. A portion of the dividends paid by the Fund out of dividends paid by certain corporations located in the U.S. may be eligible for the dividends received deduction allowed to corporations under the Code. If the Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

     Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by non-U.S. countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which the Fund will be subject, since the amount of Fund assets to be invested in any particular non-U.S. country is not known. Because the Fund limits its investments in non-U.S. securities, it is anticipated that Fund shareholders will not be entitled to claim U.S. foreign tax credits with respect to foreign taxes paid by the Fund.

     Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on ordinary income dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such shareholder is not otherwise subject to backup withholding.

     Ordinary income dividends paid by the Fund to shareholders who are non-resident aliens or foreign entities generally will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Non-resident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

     No gain or loss will be recognized by Class B shareholders on the conversion of their Class B shares for Class A shares. A shareholder's basis in the Class A shares acquired will be the same as such shareholder's basis in the Class B shares converted, and the holding period of the acquired Class A shares will include the holding period of the converted Class B shares.

     Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. In the case of an individual, any such capital gain will be treated as short-term capital gain, taxable at the same rates as ordinary income if the shares were held for not more than 12 months and capital gain taxable at the maximum rate of 20% if such shares were held for more than 12 months. In the case of a corporation, any such capital gain will be treated as long-term capital gain, taxable at the same rates as ordinary income, if such shares were held for more than 12 months. Any such loss will be treated as long-term capital loss if such shares were held for more than 12 months. A loss recognized on the sale or exchange shares held for six months or less, however, will be treated as long-term capital loss to the extent of any long term capital gain dividends with respect to such shares.

     If a shareholder exercises an exchange privilege within 90 days of acquiring shares of the Fund, then any loss recognized on the exchange will be reduced (or any gain increased) to the extent the sales charge paid to the Fund reduces any sales charge that would have been owed upon the purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

     Generally, any loss realized on a sale or exchange of shares of the Fund will be disallowed if other shares of the Fund are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. The Fund anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax.

TAX TREATMENT OF OPTIONS TRANSACTIONS

     The Fund may purchase or sell options and futures and foreign currency options and futures, and related options on such futures. Options and futures contracts that are "Section 1256 contracts" will be "marked to market" for Federal income tax purposes at the end of each taxable year, i.e., each option or futures contract will be treated as sold for its fair market value on the last day of the taxable year. In general, unless a special election is made, gain or loss from transactions in Section 1256 contracts will be 60% long-term and 40% short-term capital gain or loss.

     Code Section 1092, which applies to certain "straddles," may affect the taxation of the Fund's transactions in options, futures and forward foreign exchange contracts. Under Section 1092, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in options, futures and forward foreign exchange contracts. Similarly, Code Section 1091, which deals with "wash sales," may cause the Fund to postpone recognition of certain losses for tax purposes; and Code
Section 1258, which deals with "conversion transactions," may apply to recharacterize certain capital gains as ordinary income for tax purposes. Code
Section 1259, which deals with "constructive sales" of appreciated financial positions (e.g., stock), may treat the Fund as having recognized income before the time that such income is economically recognized by the Fund.

OTHER TAX MATTERS

     The Fund has received a private letter ruling from the Internal Revenue Service ("IRS") to the effect that, because each Portfolio is classified as a partnership for tax purposes, the Fund will be entitled to look to the underlying assets of the Portfolio in which it has invested for purposes of satisfying various requirements of the Code applicable to RICs. If any of the facts upon which such ruling is premised change in any material respect (e.g., if the Trust were required to register its interests under the Securities Act and the Trust is unable to obtain a private letter ruling from the IRS or an opinion of counsel indicating that each Portfolio will continue to be classified as partnership), then the Board of Directors of the Corporation will determine, in its discretion, the appropriate course of action for the Fund. One possible course of action would be to withdraw the Fund's investment from the Portfolio and to retain an investment adviser to manage the Fund's assets in accordance with the investment policies applicable to the Fund. See "Investment Objectives and Policies."

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and the Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

     Ordinary income and capital gains dividends may also be subject to state and local taxes.

     Shareholders are urged to consult their own tax advisors regarding specific questions as to Federal, state, local or foreign taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

                                 PERFORMANCE DATA


     From time to time the Fund may include its average annual total return and other total return data in advertisements or information furnished to present or prospective shareholders. Total return is based on the Fund's historical performance and is not intended to indicate future performance. Average annual total return is determined separately for Class I, Class A, Class B and Class C shares in accordance with a formula specified by the Commission.

     Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of Class I and Class A shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of Class B and Class C shares and the maximum sales charge in the case of Class I and Class A shares. Dividends paid by the Fund with respect to al shares, to the extent any dividends are paid, will be calculated in the same manner at the same time on the same day and will be in the same amount, except that account maintenance and distribution charges [(and, in the case of Class A, distribution and account maintenance fees)] and any incremental transfer agency costs relating to each class of shares will be borne exclusively by that class. The Fund will include performance data for all classes of shares of the Fund in any advertisement or information including performance data of the Fund.

     The Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $1,000 investment, for various periods other than those noted below. Such data will be computed as described above, except that (1) as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted and (2) the maximum applicable sales charges will not be included. Actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

     In order to reflect the reduced sales charges in the case of Class I or Class A shares or the waiver of the CDSC in the case of Class B or Class C shares applicable to certain investors, as described under "Purchase of Shares" and "Redemption of Shares," respectively, the total return data quoted by the Fund in advertisements directed to such investors may take into account the reduced, and not the maximum, sales charge or may not take into account the CDSC and therefore may reflect greater total return since, due to the reduced sales charges or the waiver of sales charges, a lower amount of expenses is deducted.

     On occasion, the Fund may compare its performance to various indices including the Standard & Poor's 500 Index, the Value Line Composite Index, the Dow Jones Industrial Average, the MSCI Europe, the MSCI World Index, Salomon Smith Barney World Government Bond index, TSE 1st Section (TOPIX) or other published indices, or to data contained in publications such as Lipper Analytical Services, Inc., Morningstar Publications, Inc. ("Morningstar"), other competing universes, Money Magazine, U.S. News & World Report, Business
                           --------------  ------------------------  --------
Week, Forbes Magazine, Fortune Magazine and CDA Investment Technology, Inc.
----  ---------------  ----------------     -------------------------------
When comparing its performance to a market index, the Fund may refer to various statistical measures derived from the historical performance of the Fund and the index, such as standard deviation and beta. In addition, from time to time, the Fund may include the Fund's Morningstar risk-adjusted performance rating in advertisements or supplemental sales literature. The Fund may from time to time quote in advertisements or other materials other applicable measures of performance and may also make reference to awards that may be given to the Investment Adviser. As with other performance data, performance comparisons should not be considered indicative of the Fund's relative performance for any future period.

     Total return figures are based on the Fund's historical performance and are not intended to indicate future performance. The Fund's total return will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

     Set forth below is total return information for Class I shares of the Fund for the periods indicated.

                                Class I Shares         Class A Shares
                            ----------------------   ---------------------

                                       Redeemable                 Redeemable
                         Expressed as  Value of a   Expressed as  Value of a
                         a percentage hypothetical a percentage   hypothetical
                         based on a   $1,000 inv-  based on a     $1,000 inv-
                         hypothetical estment at   hypothetical    estment at
                          $1,000      the end of     $1,000        the end of
       Period            investment   the period   investment      the period
--------------------   -------------  ----------- --------------- ------------
                                       Average Annual Total Return
                              (including maximum applicable sales charges)

[    ] to [         ]   [         ]    [        ] [           ]     [        ]

                                       Annual Total Return
                              (excluding maximum applicable sales charges)


[    ] to [         ]   [         ]    [        ] [           ]     [        ]

                                      Aggregate Total Return
                              (including maximum applicable sales charges)

[    ] to [         ]   [         ]    [        ] [           ]     [        ]


                                Class B Shares         Class C Shares
                            ----------------------   ---------------------

                                       Redeemable                 Redeemable
                         Expressed as  Value of a   Expressed as  Value of a
                         a percentage hypothetical a percentage   hypothetical
                         based on a   $1,000 inv-  based on a     $1,000 inv-
                         hypothetical estment at   hypothetical    estment at
                          $1,000      the end of     $1,000        the end of
       Period            investment   the period   investment      the period
--------------------   -------------  ----------- --------------- ------------
                                       Average Annual Total Return
                              (including maximum applicable sales charges)

[    ] to [         ]   [         ]    [        ] [           ]     [        ]

                                       Annual Total Return
                              (excluding maximum applicable sales charges)

[    ] to [         ]   [         ]    [        ] [           ]     [        ]

                                      Aggregate Total Return
                              (including maximum applicable sales charges)
[    ] to [         ]   [         ]    [        ] [           ]     [        ]

                         GENERAL INFORMATION

DESCRIPTION OF SHARES

     The Fund operated as the Turner Large Cap Growth Equity Fund, a portfolio of the TIP Funds, from February 1, 1997 (commencement of operations) until it
was reorganized on             , 2000.  Since the reorganization, the Fund has
operated as the Mercury Select Growth Fund, a series of the Corporation.

     The Corporation is a Maryland corporation incorporated on April 24, 1998. It has an authorized capital of 11,000,000,000 shares of Common Stock, par value $.0001 per share, of which the Fund is authorized to issue 100,000,000 shares of each of Class I, Class A, Class B and Class C shares.

     Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of directors of the Corporation (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders, except that shareholders of the class bearing distribution expenses as provided above shall have exclusive voting rights with respect to matters relating to such distribution expenditures (except that Class B shareholders may vote upon any material changes to expenses charged under the Class A Distribution Plan). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors of the Corporation, in which event the holders of the remaining shares would be unable to elect any person as a Director. No amendment may be made to the Articles of Incorporation without the affirmative vote of a majority of the outstanding shares of the Corporation.

     There normally will be no meeting of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by the shareholders, at which time the directors then in office will call a shareholders' meeting for the election of directors. Shareholders may, in accordance with the terms of the Articles of Incorporation, cause a meeting of shareholders to be held for the purpose of voting on the removal of directors. Also, the Corporation will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in account maintenance fees or of a change in fundamental policies, objectives or restrictions. Except as set forth above, the directors shall continue to hold office and appoint successor directors. Each issued and outstanding share is entitled to participate equally in dividends and distributions declared and in net assets upon liquidation or dissolution remaining after satisfaction of outstanding liabilities, except for any expenses which may be attributable to only one class. Shares issued are fully-paid and non-assessable by the Corporation or the Fund.

     The Trust is organized as a Delaware Business Trust. Whenever the Fund is requested to vote on any matter relating to the Portfolio, the Corporation will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders.

COMPUTATION OF OFFERING PRICE PER SHARE

     The offering price for Class I shares of the Fund based on the Fund's net assets and number of shares outstanding as of September 30, 1999 is calculated as set forth below:

                                     Class I
                                     -------

Net Assets......................

Number of Shares Outstanding....

Net Assets Value Per Share
(net assets divided by number of
 shares outstanding).............

Sales Charge (for Class I: [5.25%]
of Offering Price; ([5.54%] of net
amount invested))................

Offering Price....................

INDEPENDENT AUDITORS

     [             ] has been selected as the independent auditors of the Fund.
The independent auditors are responsible for auditing the annual financial statements of the Fund.

CUSTODIAN

     Brown Brothers Harriman & Co. (the "Custodian"), 40 Water Street, Boston, Massachusetts 02109, acts as the custodian of the Fund's assets. Under its contract with the Fund, the Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by the Fund to be held in its offices outside the United States and with certain foreign banks and securities depositories. The Custodian is responsible for safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments.

TRANSFER AGENT

     Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of ML & Co., acts as the Fund's Transfer Agent pursuant to a transfer agency, dividend disbursing agency and shareholder servicing agency agreement (the "Transfer Agency Agreement"). The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.

LEGAL COUNSEL

     Swidler Berlin Shereff Friedman, LLP, The Chrysler Building, 405 Lexington Avenue, New York, New York 10174, is counsel for the Fund.

REPORTS TO SHAREHOLDERS

     The Fund sends to its shareholders at least semi-annually reports showing the Fund's portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive Federal income tax information regarding dividends and capital gains distributions.

ADDITIONAL INFORMATION

     The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Corporation has filed with the Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.

     [As of January 3, 2000, the following persons were the only persons who were record owners (or to the Fund's knowledge, beneficial owners) of 5% or more of the shares of the Turner Large Cap Growth Equity Fund. The Fund believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency, or custodial customers.



     Name and Address of              Number of Shares         Percentage of
     Beneficial Owner                                          Fund's Shares
     -------------------              -----------------        --------------

     Charles Schwab & Co. Inc.          326,965.2330           23.50%
     Attn: Mutual Funds/Team
     S 4500 Cherry Creek Dr. S Fl 3
     Denver, CO 80209

     Connecticut General Life           897,202.2430           64.49%
      Insurance Co.
     Attn: Carmen Rivera - H19B
     280 Trumbull Street
     Hartford, CT 06103-3509]

                          FINANCIAL STATEMENTS

     The Turner Large Cap Growth Equity Fund's audited financial statements are incorporated in this Statement of Additional Information by reference to its 1999 annual report to shareholders. You may request a copy of the annual report at no charge by calling 1-888-763-2260 between 8:00 a.m. and 8:00 p.m. on any business day. On February 25, 2000, the Board of Trustees of TIP Funds approved a plan to reorganize the Turner Large Cap Growth Equity
Fund into a similar fund that is being created by Mercury Asset Management Funds, Inc. called the Mercury Select Growth Fund, subject to shareholder and regulatory approval.

                                  APPENDIX A

                      Investment Policies Involving the Use of
                    Indexed Securities, Options, Futures and Swaps


     The Fund and the Portfolio are authorized to use certain derivative instruments, including indexed and inverse securities, options, futures, swaps and foreign exchange transactions, as described below and in the Statement of Additional Information. Such instruments are referred to collectively herein as "Strategic Instruments."

     Although certain risks are involved in options and futures transactions (as defined below in "Risk Factors in Options, Futures and Currency Instruments"), the Investment Adviser believes that, because the Fund will generally engage in these transactions, if at all, for hedging purposes, including anticipatory hedges (other than options on securities that may be used to seek increased return), the options and futures portfolio strategies of the Fund will not subject the Fund to the risks frequently associated with the speculative use of options and futures transactions. While the Fund's use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the Fund's net asset value will fluctuate. There can be no assurance that the Fund's hedging transactions will be effective. Furthermore, the Fund will engage in hedging activities, if at all, only from time to time and may not necessarily be engaging in hedging activities when movements in the equity markets, interest rates or currency exchange rates occur. The Fund is not required to enter into hedging transactions and may choose not to do so.

INDEXED AND INVERSE SECURITIES

     The Fund may invest in securities the potential return of which is based on the change in particular measurements of value or rate, including interest rates (an "index"). As an illustration, the Fund may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities, or interest rate or based on the relative changes of two indices. In addition, the Fund may invest in securities the potential return of which is based inversely on the change in an index. For example, the Fund may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If the Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices. Furthermore, where such a security includes a contingent liability, in the event of such an adverse movement, the Fund may be required to pay substantial additional margin to maintain the position.

     Certain indexed and inverse securities may have the effect of providing investment leverage because the rate of interest or amount of principal payable increases or decreases at a rate that is a multiple of the changes in the relevant index. As a consequence, the market value of such securities may be substantially more volatile than the market values of other debt securities. The Fund believes that indexed and inverse securities may provide portfolio management flexibility that permits the Fund to seek enhanced returns, hedge other portfolio positions or vary the degree of portfolio leverage with greater efficiency than would otherwise be possible under certain market conditions.

OPTIONS ON SECURITIES AND SECURITIES INDICES

     Purchasing Options.  The Fund is authorized to purchase put options on
     ------------------
securities held in its portfolio or securities indices the performance of which is substantially replicated by securities held in its portfolio. When the Fund purchases a put option, in consideration for an up-front payment (the "option premium") the Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Fund's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

     The Fund is also authorized to purchase call options on securities it intends to purchase or securities indices the performance of which substantially replicates the performance of the types of securities it intends to purchase. When the Fund purchases a call option, in consideration for the option premium the Fund acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Fund believes to be attractive, in the case of an option on an index (an "anticipatory hedge"). In the event the Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium.

     The Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

     Writing Options.  The Fund is authorized to write (i.e., sell) call
     ---------------
options on securities held in its portfolio or securities indices the performance of which is substantially replicated by securities held in its portfolio. When the Fund writes a call option, in return for an option premium the Fund is legally obligated to sell specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index, however much the exercise price exceeds the market price. The Fund may write call options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, the Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

     The Fund may also write put options on securities or securities indices. When the Fund writes a put option, in return for an option premium the Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write put options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its right under the option because the value of the underlying securities is greater than the exercise price, the Fund will profit by the amount of the option premium. By writing a put option, however, the Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. The Fund will write a put option on a security or a securities index only if the Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options -- for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a "spread").

     The Fund is also authorized to sell put or call options in connection with closing out call or put options it has previously purchased.

     Other than with respect to closing transactions, the Fund will write only call or put options that are "covered." A put option will be considered covered if the Fund has segregated assets with respect to such option in the manner described in "Risk Factors in Options, Futures and Currency Instruments" below. A call option will be considered covered if the Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of an option on a securities index, securities that substantially correlate with the performance of such index) or owns a call option, warrant or convertible instrument that is immediately exercisable for, or convertible into, such security.

     Types of Options.  The Fund may engage in transactions in options on
     ----------------
securities or securities indices, on exchanges and in the OTC markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater risk of counterparty default. See "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments" below.

FUTURES

     The Fund may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of a commodity at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value with the Futures Commission Merchants (the "FCM") effecting the Fund's exchanges or in a third-party account with the Fund's Custodian. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Whether the margin is deposited with the FCM or with the Custodian, the margin may be deemed to be in the FCM's custody, and, consequently, in the event of default due to the FCM's bankruptcy, the margin may be subject to pro rata treatment as the FCM's assets, which could result in potential losses to the Fund and its shareholders. Even if a transaction is profitable, the Fund may not get back the same assets which were deposited as margin or may receive payment in cash.

     The sale of a futures contract limits the Fund's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

     The purchase of a futures contract may protect the Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or the Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.

     The Fund will limit transactions in futures and options on futures to financial futures contracts (i.e., contracts for which the underlying commodity is a currency or securities or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). The Fund will further limit transactions in futures and options on futures to the extent necessary to prevent the Fund from being deemed a "commodity pool operator" under regulations of the Commodity Futures Trading Commission. The Fund will only engage in futures and options transactions from time to time. The Fund is under no obligation to use such transactions and may choose not to do so.

SWAPS

     The Fund is authorized to enter into equity swap agreements, which are OTC contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities or equity index. Swap agreements may be used to obtain exposure to an equity or market without owning or taking physical custody of securities.

     The Fund will enter into a swap transaction only if, immediately following the time the Fund enters into the transaction, the aggregate notional principal amount of swap transactions to which the Fund is a party would not exceed 5% of the Fund's net assets.

RISK FACTORS IN OPTIONS, FUTURES AND CURRENCY INSTRUMENTS

     Use of Strategic Instruments for hedging purposes involves the risk of imperfect correlation in movements in the value of the Strategic Instruments and the value of the instruments being hedged. If the value of the Strategic Instruments moves more or less than the value of the hedged instruments, the Fund will experience a gain or loss that will not be completely offset by movements in the value of the hedged instruments.

     The Fund intends to enter into transactions involving Strategic Instruments only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Strategic Instrument or the Fund will otherwise be able to sell such instrument at an acceptable price. Therefore, it may not be possible to close a position in a Strategic Instrument without incurring substantial losses, if at all.

     Certain transactions in Strategic Instruments (e.g., forward foreign exchange transactions, futures transactions, sales of put options) may expose the Fund to potential losses that exceed the amount originally invested by the Fund in such instruments. When the Fund engages in such a transaction, the Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transactions, but will not limit the Fund's exposure to loss.

ADDITIONAL RISK FACTORS OF OTC TRANSACTIONS; LIMITATIONS ON THE USE OF OTC STRATEGIC INSTRUMENTS

     Certain Strategic Instruments traded in OTC markets, including indexed securities, swaps and OTC options, may be substantially less liquid than other instruments in which the Fund may invest. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

     The staff of the Commission has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. The Fund has therefore adopted an investment policy pursuant to which the Fund will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Fund, the market value of the underlying securities covered by OTC call options currently outstanding which have been sold by the Fund and margin deposits on the Fund's outstanding OTC options exceed 15% of the net assets of the Fund taken at market value, together with all other assets of the Fund which are deemed to be illiquid or are not otherwise readily marketable. However, if an OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized as a "primary dealer" by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying security minus the option's exercise price).

     Because Strategic Instruments traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that the Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Fund will attempt to minimize the risk that a counterparty will default by engaging in transactions in Strategic Instruments traded in OTC markets only with financial institutions that have a credit rating of AA-or better from Standard & Poor's, or Aa3 or better from Moody's, or AA or better of Fitch.

ADDITIONAL LIMITATIONS ON THE USE OF STRATEGIC INSTRUMENTS

     The Fund may not use any Strategic Instrument to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

                                 APPENDIX B

                       RATINGS OF FIXED INCOME SECURITIES

DESCRIPTION OF MOODY'S INVESTORS SERVICES, INC.'S CORPORATE DEBT RATINGS

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.
A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.
Baa Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured.
     Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C Bonds that are rated C are the lowest rated bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's may apply numerical modifiers 1, 2 and 3 in each generic classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

     The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act, as amended.

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

           - Leading market positions in well-established industries

           - High rates of return on funds employed

           - Conservative capitalization structures with moderate reliance on debt and ample asset protection

           - Broad margins in earnings coverage of fixed financial charges and higher internal cash generation

           - Well established access to a range of financial markets and assured sources of alternate liquidity

          Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternative liquidity is maintained.

          Issuers rated Not Prime do not fall within any of the Prime rating categories.

     If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

DESCRIPTION OF MOODY'S PREFERRED STOCK RATINGS

     Because of the fundamental differences between preferred stocks and bonds, a variation of the bond rating symbols is being used in the quality ranking of preferred stocks. The symbols, presented below, are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stocks occupy a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

     Preferred stock rating symbols and their definitions are as follows:

aaa An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.
aa An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.
baa An issue that is rated "baa" is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.
ba An issue that is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods.
     Uncertainty of position characterizes preferred stocks in this class.
b An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.
caa An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.
ca An issue that is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.
c This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's may apply numerical modifiers 1, 2 and 3 in each rating classification from "aa" through "b" in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S CORPORATE DEBT RATINGS

     A Standard & Poor's corporate or municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligers such as guarantors, insurers, or lessees.

     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

     The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA  Debt rated AAA has the highest rating assigned by Standard &
     Poor's. Capacity to pay interest and repay principal is extremely strong.
AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.
A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

     Debt rated BB, B, CCC and C are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest or repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
     The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.
CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
C The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI The rating CI is reserved for income bonds on which no interest is being paid.
D Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

     Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal
     Savings & Loan Insurance Corp. or the Federal Deposit
      Insurance Corp. and interest is adequately collateralized.
*    Continuance of the rating is contingent upon Standard &
     Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.
NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA," "AA," "A," "BBB," commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.
A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.
A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."
A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B Issues rated "B" are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.
C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D This rating indicates that the issue is either in default or is expected to be in default upon maturity.

     The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

DESCRIPTION OF STANDARD & POOR'S PREFERRED STOCK RATINGS

     A Standard & Poor's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

     The preferred stock ratings are based on the following considerations:

I. Likelihood of payment-capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.
II.  Nature of, and provisions of, the issue.
III. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors' rights.
AAA  This is the highest rating that may be assigned by Standard
     & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA   A preferred stock issue rated "AA" also qualifies as a
     high-quality fixed income security. The capacity to pay
     preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."
A    An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more
     susceptible to the adverse effects of changes in
     circumstances and economic conditions.
BBB  An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse
     economic conditions or changing circumstances are more
     likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A"
     category.
BB,  Preferred stock rated "BB," "B," and "CCC" are regarded, on
B,   balance, as predominantly speculative with respect to the
CCC  issuer's capacity to pay preferred stock obligations. "BB"
     indicates the lowest degree of speculation and "CCC" the
     highest degree of speculation. While such issues will likely have some quality and protection characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
CC   The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is
     currently paying.
C    A preferred stock rated "C" is a non-paying issue.
D    A preferred stock rated "D" is a non-paying issue in default on debt instruments.

     NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     PLUS (+) or MINUS (-): To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The preferred stock ratings are not a recommendation to purchase or sell a security, inasmuch as market price is not considered in arriving at the rating. Preferred stock ratings are wholly unrelated to Standard & Poor's earnings and dividend rankings for common stocks.

     The ratings are based on current information furnished to Standard & Poor's by the issuer, and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

DESCRIPTION OF FITCH IBCA, INC.'S ("FITCH") INVESTMENT GRADE BOND RATINGS

     Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and of any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

     Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."
A Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     PLUS (+) or MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR           Indicates that Fitch does not rate the specific issue.
Conditional  A conditional rating is premised on the successful completion of a project or the occurrence of a specific
             event.
Suspended    A rating is suspended when Fitch deems the amount of
             information available from the issuer to be inadequate for rating purposes.
Withdrawn    A rating will be withdrawn when an issue matures or is
             called or refinanced and, at Fitch's discretion, when an
             issuer fails to furnish proper and timely information.
FitchAlert   Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as
             "Positive" indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be
             raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

     Ratings Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

DESCRIPTION OF FITCH SPECULATIVE GRADE BOND RATINGS

     Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB   Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the
     obligor in satisfying its debt service requirements.
B    Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and
     interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity
     throughout the life of the issue.
CCC  Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet
     obligations requires an advantageous business and economic environment.
CC   Bonds are minimally protected. Default in payment of
     interest and/or principal seems probable over time.
C    Bonds are in imminent default in payment of interest or
     principal.
DDD  Bonds are in default on interest and/or principal payments.
DD   Such bonds are extremely speculative and should be valued on
D    the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents
     the lowest potential for recovery.

     PLUS (+) or MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

DESCRIPTION OF FITCH INVESTMENT GRADE SHORT-TERM RATINGS

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     Fitch short-term ratings are as follows:

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."
F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned
      "F-1+" and "F-1" ratings.
F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.
F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.
D Default. Issues assigned this rating are in actual or imminent payment default.
LOC The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

                            PART C. OTHER INFORMATION

Item 23.  Exhibits:

Exhibit
Number
--------
1              Articles of Restatement of Registrant. (4)
2              Amended and Restated By-Laws of Registrant. (1)
3              Instrument Defining Rights of Shareholders.  Incorporated by
               reference to Exhibits 1 and 2 above.
4              Not Applicable
5(a)           Class I Distribution Agreement between Registrant and Mercury
               Funds Distributor, a division of Princeton Funds Distributor,
               Inc. (2)
5(b)           Class A Distribution Agreement between Registrant and Mercury
               Funds Distributor, a division of Princeton Funds Distributor,
               Inc. (2)
5(c)           Class B Distribution Agreement between Registrant and Mercury
               Funds Distributor, a division of Princeton Funds Distributor,
               Inc. (2)
5(d)           Class C Distribution Agreement between Registrant and Mercury
               Funds Distributor, a division of Princeton Funds Distributor,
               Inc. (2)
6              None.
7              Custody Agreement between Registrant and Brown Brothers
               Harriman & Co. (1)
8(a)           Administration Agreement between Registrant and Fund Asset
               Management L.P. (2)
8(b)           Transfer Agency, Dividend Disbursing Agency and Shareholder
               Servicing Agency Agreement between Registrant and Financial
               Data Services, Inc. (1)
8(c)           License Agreement relating to Use of Name among Mercury Asset
               US, Mercury Asset Management Group Ltd. and Mercury Funds
               Distributor, a division of Princeton Funds Distributor, Inc. (2)
8(d)           License Agreement relating to Use of Name among Mercury Asset
               Management US, Mercury Asset Management Group
               Ltd. and Registrant (2)
9              Opinion and consent of Swidler Berlin Shereff Friedman, LLP counsel for Registrant. (2)
10(a)          Consent of independent auditors for the Registrant. (2)
10(b)          Consent of Swidler Berlin Shereff Friedman, LLP, counsel for
               Registrant.(2)
11             None.
12             Certificate of Fund Asset Management, L.P. (2)
13(a)          Class A Distribution Plan and Class A Plan Sub-Agreement. (2)
13(b)          Class B Distribution Plan and Class B Plan Sub-Agreement.(2)
13(c)          Class C Distribution Plan and Class C Plan Sub-Agreement. (2)
14(a)          Rule 18f-3 Plan. (1)
14(b)          Powers of Attorney for Officers, Directors and Trustees. (1)
14(c)          Powers of Attorney for Donald C. Burke. (3)
15             Not applicable
16             Code of Ethics
-------------------------------
(1) Incorporated by reference to identically numbered exhibit to the initial Registration Statement on Form N-1A of the Mercury
      Global Balanced Fund filed on February 12, 1999 (File No. 333-72239).
(2)   To be filed by amendment.
(3) Incorporated by reference to identically numbered exhibit to Pre-Effective Amendment No. 2 to the Registration Statement on Form
      N-1A of the Mercury Global Balanced Fund filed on April 27, 1999
      (File No. 333-72239).
(4) Incorporated by reference to identically numbered exhibit to Pre-Effective Amendment No. 2 to Mercury U.S. Small Cap Growth Fund of Mercury Asset Management Funds, Inc.'s Registration Statement on Form N-1A (File No. 333-85731).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     Mercury Asset Management Master Trust has sold interests of its series, Mercury Master Select Growth Portfolio to the Registrant. Therefore, the Mercury Master Select Growth Portfolio of Mercury Asset Management Master Trust is controlled by the Registrant.

ITEM 25.  INDEMNIFICATION.

     Reference is made to Article V of Registrant's Articles of Incorporation,
Article VI of Registrant's By-Laws and Section 2-418 of the Maryland General Corporation Law.

     Articles V of the Registrant's Articles of Incorporation provides that each acting and former director and officer of the Corporation shall be indemnified by the Corporation to the full extent permitted by Maryland General Corporation Law, subject to the requirements of the Investment Company Act of 1940.

     Article VI of the By-Laws provides that each officer and Director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the Maryland General Corporation Law, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination by special legal counsel in a written opinion or the vote of a quorum of the Directors who are neither "interested persons," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding ("non-party independent Directors"), after review of the facts, that such officer or Director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Each officer and Director of the Registrant claiming indemnification within the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the Maryland General Corporation Law without a preliminary determination as to his or her ultimate entitlement to indemnification (except as set forth below); provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent Directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

     The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland, from liability arising from his activities as officer or Director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or Director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or Director of the Registrant.

     In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Set forth below is a list of each executive officer and director of Fund Asset Management, L.P. ("FAM"), of which the investment adviser is a division, indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since [November 1997] for his, her or its own account or in the capacity of director, officer, partner or trustee.

       Name          Positions with FAM      Other Substantial Business,
                                           Profession, Vocation or Employment
------------------  --------------------  -----------------------------------
ML & Co............ Limited Partner          Financial Services Holding
                                             Company; Limited Partner of
                                             Merrill Lynch Asset Management,
                                             L.P. ("MLAM")

Princeton Services. General Partner          General Partner of MLAM

       Name          Positions with FAM      Other Substantial Business,
                                           Profession, Vocation or Employment
------------------  --------------------  -----------------------------------
Jeffrey M. Peek.... President                President of MLAM; President and
                                             Director of Princeton Services;
                                             Executive Vice President of ML &
                                             Co.; Managing Director and Co-
                                             Head of the Investment Banking
                                             Division of Merrill Lynch in 1997

Terry K. Glenn..... Executive Vice           Executive Vice President of MLAM;
                    President                Executive Vice President and
                                             Director of Princeton Services;
                                             President and Director of
                                             Princeton Funds Distributor, Inc.
                                            ("PFD"); Director of Financial
                                             Data Services, Inc.; President of
                                             Princeton Administrators

Gregory A. Bundy....Chief Operating          Chief Operating Officer and
                    Officer and Managing     Managing Director of MLAM; Chief
                    Director                 Operating Officer and Director of
                                             Princeton Services; Co-CEO of
                                             Merrill Lynch Australia from 1997
                                             to 1999

Donald C. Burke.....Senior Vice President,   Senior Vice President and
                    Treasurer and Director   Treasurer of MLAM; Senior Vice
                    of Taxation              President and Treasurer of
                                             Princeton Services; Vice
                                             President of PFD; First Vice
                                             President of MLAM from 1997 to
                                             1999; Vice President of MLAM from
                                             1990 to 1997

Michael G. Clark..  Senior Vice President    Senior Vice President of MLAM;
                                             Senior Vice President of
                                             Princeton Services; Treasurer and
                                             Director of PFD; First Vice
                                             President of MLAM from 1997 to
                                             1999; Vice President of MLAM from
                                             1996 to 1997

Robert C. Doll, Jr..Senior Vice President    Senior Vice President of MLAM;
                                             Senior Vice President of
                                             Princeton Services; Chief
                                             Investment Officer of Oppenheimer
                                             Funds, Inc. in 1999 and Executive
                                             Vice President thereof from 1991
                                             to 1999

Linda L. Federici.. Senior Vice President    Senior Vice President of MLAM,
                                             Senior Vice President of
                                             Princeton Services

Vincent R. Giordano.Senior Vice President    Senior Vice President of MLAM,
                                             Senior Vice President of
                                             Princeton Services

       Name          Positions with FAM      Other Substantial Business,
                                           Profession, Vocation or Employment
------------------  --------------------  -----------------------------------
Michael J.
Hennewinkel........ Senior Vice President,   Senior Vice President, Secretary
                    Secretary and General    and General Counsel of MLAM;
                    Counsel                  Senior Vice President of
                                             Princeton Services

Philip L. Kirstein  Senior Vice President    Senior Vice President of MLAM;
                                             Senior Vice President, General
                                             Counsel, Director and Secretary
                                             of Princeton Services

Debra W. Landsman
         -Yaros     Senior Vice President    Senior Vice President of MLAM,
                                             Senior Vice President of
                                             Princeton Services; Vice
                                             President of Princeton Funds
                                             Distributor, Inc.

Stephen M.M. Miller Senior Vice President    Executive Vice President of
                                             Princeton Administrators; Senior
                                             Vice President of Princeton
                                             Services

Joseph T. Monagle,
   Jr.              Senior Vice President    Senior Vice President of MLAM;
                                             Senior Vice President of
                                             Princeton Services

Brian A. Murdock    Senior Vice President    Senior Vice President of MLAM;
                                             Senior Vice President of
                                             Princeton Services; Director of
                                             Princeton Funds Distributor, Inc.

Gregory D. Upah     Senior Vice President    Senior Vice President of MLAM;
                                             Senior Vice President of
                                             Princeton Services

     Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies described in the following two paragraphs, and Messrs. Doll, Giordano, and Monagle are officers of one or more of such companies.

     FAM, located at P.O. Box 9011, Princeton, New Jersey 08543-9011, acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, [Global Financial Services Master Trust,] Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Large Cap Series Funds, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Premier Growth Fund, Inc., Merrill Lynch

Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc.; and the following closed-end investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings California Insured Fund IV, Inc., MuniHoldings California Insured Fund V, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III, MuniHoldings Florida Insured Fund IV, MuniHoldings Florida Insured Fund V, Inc., MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund II, Inc., MuniHoldings Insured Fund III, Inc., MuniHoldings Insured Fund IV, Inc., MuniHoldings Michigan Insured Fund, Inc., MuniHoldings Michigan Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund III, Inc., MuniHoldings New Jersey Insured Fund IV, Inc., Doll, MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniHoldings New York Insured Fund III, Inc., MuniHoldings New York Insured Fund IV, Inc., MuniHoldings Pennsylvania Insured Fund, MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., and Worldwide DollarVest Fund, Inc.

     MLAM, located at P.O. Box 9011, Princeton, New Jersey 08543-9011, acts as investment adviser for the following open-end registered investment companies:
Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

     Set forth below is a list of each executive officer and director of Turner Investment Partners, Inc., the sub-adviser to the Mercury Select Growth Fund, indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since [___________ 1998] for his own account or in the capacity of director, officer, partner or trustee.

                                                Other Substantial Business,
                         Positions with           Profession, Vocation or
       Name               Sub-Advisor                     Employment
------------------    ----------------------     -----------------------------
Stephen J. Kneeley   Chief Operating Officer,    Registered Representative,
                     Secretary, President        SEI Investments Distribution
                                                 Co.
Janet Rader Rote     Director of Compliance      Registered Representative,
                                                 SEI Investments Distribution
                                                 Co.

Thomas R. Trala     CFO, Treasurer               --

Mark D. Turner      Vice Chairman, Director
                    of Fixed Income              --

Robert E. Turner,
   Jr.              Chairman, CIO                -

     [Turner Investment Partners, Inc. ("Turner"), located at 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312, acts as investment adviser for the following open-end registered investment companies: Turner Large Cap Growth Equity, Turner Growth Equity, Turner Mid Cap Growth, Turner Small Cap Growth, Turner Micro Cap Growth, Turner Top 20, Turner Technology, Turner Large Cap Focused, Turner International Growth, Turner Short Duration Government Funds - One Year Portfolio, Turner Short Duration Government Funds - Three Year Portfolio, Turner Core High Quality Fixed Income and TIP Target Select Equity Funds.]

ITEM 27.  PRINCIPAL UNDERWRITERS.

     (a) Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc. ("MFD") acts as the principal underwriter for the Registrant and for each of the following open-end investment companies:

     Mercury Gold and Mining Fund of Mercury Asset Management Funds, Inc.; Mercury U.S. Large Cap Fund of Mercury Asset Management Funds, Inc.; Mercury U.S. Small Cap Growth Fund of Mercury Asset Management Funds, Inc.; Mercury International Fund of Mercury Asset Management Funds, Inc.; Mercury Pan-European Growth Fund of Mercury Asset Management Funds, Inc.; Summit Cash Reserves Fund of Financial Institutions Series Trust; Mercury V.I. U.S. Large Cap Fund of Mercury Asset Management V.I. Funds, Inc.

     A separate division of Princeton Funds Distributor, Inc. acts as the principal underwriter of other investment companies.

     (b) Set forth below is information concerning each director and officer of the Distributor. The principal business address of each such person is Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Crook, Breen, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

         (1)                       (2)                          (3)

                         Positions and Offices         Positions and Offices
        Name              with the Distributor            with Registrant
----------------------   ------------------------  ---------------------------
Terry K. Glenn           President and Director     President and Director

Michael G. Clark         Treasurer and  Director    None

Thomas J. Verage         Director                   None

Robert W. Crook          Senior Vice President      None

Michael J. Brady         Vice President             None

William M. Breen         Vice President             None

Donald C. Burke          Vice President            Vice President and
                                                   Treasurer

James T. Fatseas         Vice President            None

Debra W. Landsman-
         Yaros            Vice President           None

Michelle T. Lau           Vice President           None

Salvatore Venezia         Vice President           None

William Wasel             Vice President           None

Robert Harris             Secretary                None

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of:

     (1) the registrant, Mercury Asset Management Funds, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536;

     (2) the transfer agent, Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484;

     (3) the custodian, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109;

     (4) the investment adviser, Mercury Asset Management US, a division of Fund Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey 08536 or 225 Liberty Street, New York, New York 10080; and

     (5) the sub-adviser, Turner Investment Partners, 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312; and

     (6) the administrator, Fund Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

ITEM 29.  MANAGEMENT SERVICES.

     Other than as set forth under the caption "Management of the Fund" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Fund -- Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not party to any management related service contract.

ITEM 30.  UNDERTAKINGS.

     None.

                            SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 6th day of March, 2000.

                                  MERCURY SELECT GROWTH FUND OF
                                  MERCURY ASSET MANAGEMENT FUNDS, INC.
                                            (Registrant)

                               By:      /s/ Donald C. Burke
                                  --------------------------------------
                                  (Donald C. Burke, Treasurer and Vice
                                   President)

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Mercury Select Growth Fund of Mercury Asset Management Funds, Inc. has been signed below by the following persons in the capacities and on dates indicated.

     Signatures                      Title                         Date
     ----------                      -----                         ----
          *
--------------------------      President and Director
    (Jeffrey M. Peek)       (Principal Executive Officer)

          *
--------------------------    Executive Vice President and
     (Terry K. Glenn)         Director

  /s/  Donald C. Burke
---------------------------   Treasurer (Principal Financial     March 6, 2000
     (Donald C. Burke)        Accounting Officer) and Vice
                              President

          *
----------------------------   Director
     (David O. Beim)

          *
-----------------------------  Director
     (James T. Flynn)

          *                    Director
------------------------------
     (W. Carl Kester)

          *                     Director
------------------------------
    (Karen P. Robards)

*By:  /s/  Donald C. Burke
    ---------------------------
    (Donald C. Burke, Attorney-in-Fact)                          March 6, 2000

*This amendment has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.

                                   SIGNATURES

     Mercury Asset Management Master Trust has duly caused this Registration Statement of Mercury Select Growth Fund of Mercury Asset Management Funds, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro and State of New Jersey on the 6th day of March, 2000.

                                       MERCURY ASSET MANAGEMENT MASTER TRUST


                                    By:  /s/ Donald C. Burke
                                       -------------------------------------
                                       (Donald C. Burke, Treasurer and Vice
                                        President)

     This Registration Statement of Mercury Select Growth Fund of Mercury Asset Management Funds, Inc. has been signed below by the following persons in the capacities and on dates indicated.

     Signatures                      Title                         Date
     ----------                      -----                         ----
          *
--------------------------      President and Trustee
    (Jeffrey M. Peek)          (Principal Executive Officer)

          *
--------------------------    Executive Vice President and
     (Terry K. Glenn)         Trustee

  /s/  Donald C. Burke
---------------------------   Treasurer (Principal Financial     March 6, 2000
     (Donald C. Burke)        Accounting Officer) and Vice
                              President

          *
----------------------------    Trustee
     (David O. Beim)

          *
-----------------------------   Trustee
     (James T. Flynn)

          *                     Trustee
------------------------------
     (W. Carl Kester)

          *                     Trustee
------------------------------
    (Karen P. Robards)

*By:  /s/  Donald C. Burke
    ---------------------------
    (Donald C. Burke, Attorney-in-Fact)                          March 6, 2000


*This amendment has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.

                             INDEX TO EXHIBITS


Exhibit
Number                          Description
-------                         -------------